UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2021

Date of reporting period: July 31, 2020

Item 1.	Reports to Stockholders.

July 31, 2020

SEMI-ANNUAL REPORT

SEI Daily Income Trust

Government Fund
Government II Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.4%
FFCB
0.131%, VAR ICE LIBOR USD 1 Month-0.050%, 08/17/2020	$25,255	$25,255
0.138%, VAR ICE LIBOR USD 1 Month-0.040%, 09/11/2020	33,895	33,895
0.200%, VAR ICE LIBOR USD 1 Month+0.025%, 12/14/2020	37,000	36,999
0.200%, VAR US Federal Funds Effective Rate+0.100%, 12/16/2020	3,220	3,220
0.180%, VAR United States Secured Overnight Financing Rate+0.080%, 01/14/2021	12,835	12,835
0.222%, VAR ICE LIBOR USD 1 Month+0.045%, 04/16/2021	50,760	50,760
0.300%, VARUS Federal Funds Effective Rate+0.200%, 04/22/2021	20,665	20,668
0.365%, VAR US Treasury 3 Month Bill Money Market Yield+0.260%, 06/17/2021	27,935	27,933
0.330%, VAR US Treasury 3 Month Bill Money Market Yield+0.225%, 07/08/2021	15,470	15,470
0.293%, VAR ICE LIBOR USD 1 Month+0.110%, 07/09/2021	7,240	7,240
0.296%, VAR ICE LIBOR USD 1 Month+0.130%, 10/08/2021	5,260	5,260
0.288%, VAR ICE LIBOR USD 1 Month+0.110%, 11/12/2021	7,785	7,785
0.290%, VAR United States Secured Overnight Financing Rate+0.190%, 11/18/2021	12,825	12,825
0.255%, VAR US Treasury 3 Month Bill Money Market Yield+0.150%, 12/13/2021	17,765	17,741
0.172%, VAR ICE LIBOR USD 1 Month+0.005%, 12/28/2021	21,965	21,962
0.280%, VAR United States Secured Overnight Financing Rate+0.180%, 01/14/2022	29,165	29,165
0.500%, VAR United States Secured Overnight Financing Rate+O.400%, 04/01/2022	50,000	50,000
0.280%, VAR US Federal Funds Effective Rate+0.180%, 07/20/2022	102,845	102,825

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FFCB DN (A)
0.887%, 01/20/2021	$9,720	$9,679
0.301%, 01/27/2021	21,000	20,969
0.432%, 02/12/2021	20,690	20,642
0.180%, 04/08/2021	41,475	41,423
FHLB
0.136%, VAR ICE LIBOR USD 1 Month-0.030%, 08/04/2020	28,850	28,850
0.130%, VAR United States Secured Overnight Financing Rate+0.030%, 08/05/2020	11,370	11,370
0.120%, VAR United States Secured Overnight Financing Rate+0.020%, 08/19/2020	18,065	18,065
0.137%, VAR ICE LIBOR USD 1 Month-0.050%, 08/20/2020	23,910	23,910
0.130%, VAR United States Secured Overnight Financing Rate+0.030%, 08/21/2020	8,470	8,470
0.120%, VAR United States Secured Overnight Financing Rate+0.020%, 08/28/2020	60,560	60,560
2.625%, 10/01/2020	16,995	17,022
0.220%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	19,095	19,095
0.181%, VAR ICE LIBOR USD 3 Month-0.125%, 12/21/2020	51,040	51,040
0.150%, VAR United States Secured Overnight Financing Rate+0.050%, 01/22/2021	10,605	10,605
0.140%, VAR United States Secured Overnight Financing Rate+0.040%, 02/09/2021	61,690	61,685
0.180%, VAR United States Secured Overnight Financing Rate+0.080%, 03/04/2021	20,105	20,105
0.215%, VAR United States Secured Overnight Financing Rate+0.115%, 03/12/2021	39,405	39,405
0.210%, VAR United States Secured Overnight Financing Rate+0.110%, 03/25/2021	50,850	50,850
0.156%, VAR ICE LIBOR USD 1 Month-0.010%, 04/05/2021	53,435	53,435
0.152%, VAR ICE LIBOR USD 1 Month-0.020%, 04/27/2021	28,850	28,844
0.260%, VAR United States Secured Overnight Financing Rate+0.160%, 05/07/2021	85,305	85,305
0.170%, 05/13/2021	80,595	80,593
0.200%, 06/17/2021	65,185	65,181

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.175%, VAR United States Secured Overnight Financing Rate+0.075%, 07/23/2021	$15,215	$15,215
0.185%, VAR United States Secured Overnight Financing Rate+0.085%, 09/10/2021	44,170	44,170
0.220%, VAR United States Secured Overnight Financing Rate+0.120%, 02/28/2022	41,190	41,190
FHLB DN (A)
0.119%, 08/05/2020	50,565	50,564
1.609%, 08/14/2020	41,880	41,856
0.308%, 08/17/2020	189,975	189,949
0.250%, 08/20/2020	157,105	157,084
0.581%, 08/21/2020	102,010	101,977
1.451%, 08/26/2020	47,140	47,093
0.944%, 08/28/2020	10,265	10,258
0.521%, 09/01/2020	89,570	89,530
0.194%, 10/07/2020	47,985	47,968
0.140%, 10/14/2020	33,130	33,121
0.100%, 10/23/2020	100,000	99,977
0.522%, 10/30/2020	200,000	199,740
0.704%, 12/04/2020	40,600	40,501
0.522%, 12/15/2020	100,000	99,804
0.105%, 12/18/2020	28,730	28,718
0.105%, 12/23/2020	37,475	37,459
0.351%, 12/29/2020	110,000	109,840
0.159%, 01/04/2021	11,175	11,167
0.351%, 03/09/2021	16,775	16,739
0.200%, 04/29/2021	70,850	70,743
0.160%, 05/14/2021	25,000	24,968
0.200%, 06/11/2021	51,350	51,261
FHLMC MTN
0.125%, VAR United States Secured Overnight Financing Rate+0.025%, 02/26/2021	25,815	25,815
0.400%, VAR United States Secured Overnight Financing Rate+0.300%, 06/30/2021	150,000	150,000
0.420%, VAR United States Secured Overnight Financing Rate+0.320%, 09/23/2021	111,310	111,310
0.280%, VAR United States Secured Overnight Financing Rate+0.180%, 12/13/2021	36,750	36,750
0.290%, VAR United States Secured Overnight Financing Rate+0.190%, 05/11/2022	40,000	40,000
FNMA
0.170%, VAR United States Secured Overnight Financing Rate+0.070%, 12/11/2020	24,720	24,720

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.380%, VAR United States Secured Overnight Financing Rate+0.280%, 04/26/2021	$150,000	$150,000
0.390%, VAR United States Secured Overnight Financing Rate+0.290%, 10/04/2021	40,000	40,000
0.300%, VAR United States Secured Overnight Financing Rate+0.200%, 12/16/2021	40,000	40,000
0.450%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	59,220	59,220
0.490%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	30,710	30,710
0.220%, VAR United States Secured Overnight Financing Rate+0.120%, 07/29/2022	51,130	51,130

Total U.S. Government Agency Obligations (Cost $3,729,488) ($Thousands)		3,729,488

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bills (A)
0.115%, 08/04/2020	500,000	499,995
0.295%, 08/06/2020	63,745	63,742
0.132%, 08/13/2020	42,440	42,438
1.004%, 08/20/2020	11,780	11,770
0.132%, 08/25/2020	156,295	156,281
1.004%, 08/27/2020	54,505	54,466
0.135%, 09/01/2020	36,320	36,316
0.818%, 09/03/2020	24,150	24,132
0.148%, 09/10/2020	19,850	19,847
0.140%, 09/17/2020	20,840	20,836
0.134%, 10/22/2020	344,420	344,315
0.153%, 10/29/2020	23,650	23,641
0.184%, 11/24/2020	142,965	142,881
0.110%, 01/05/2021	48,000	47,978
0.180%, 02/25/2021	50,000	49,948
0.178%, 03/25/2021	115,725	115,590
0.160%, 05/20/2021	81,190	81,085
U.S. Treasury Notes
0.150%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	240,000	239,938
1.875%, 12/15/2020	110,000	110,582
2.000%, 01/15/2021	12,850	12,946
0.220%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	209,530	209,512

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.325%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	$40,000	$40,000
0.405%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	65,630	65,667
0.160%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022	59,016	59,016

Total U.S. Treasury Obligations (Cost $2,472,922) ($Thousands)		2,472,922

REPURCHASE AGREEMENTS(B) — 36.1%
Bank Of America Securities 0.100%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $110,000,917 (collateralized by FNMA, FHLMC, ranging in par value $244,091 - $130,017,983, 2.000% - 4.500%, 04/01/2035 - 08/01/2050, with a total market value of $113,300,000)	110,000	110,000
Barclays Bank PLC 0.070%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $650,003,792 (collateralized by U.S. Treasury Obligations, ranging in par value $912,900 - $196,736,700, 1.375% - 3.625%, 07/31/2023 - 08/15/2043, with a total market value of $663,000,094)	650,000	650,000
BNP Paribas 0.070%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $550,003,208 (collateralized by U.S. Treasury Obligations, ranging in par value $42 - $149,864,400, 0.000% - 1.750%, 01/15/2021 - 11/15/2048, with a total market value of $561,000,033)	550,000	550,000
Citigroup Global 0.070%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $203,001,184 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $81,260,100, 1.000% - 3.375%, 02/15/2048 - 02/15/2049, with a total market value of $207,060,061)	203,000	203,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Citigroup Global 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $10,000,075 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $9,183,600, 0.625% - 2.750%, 01/15/2024 - 02/29/2024, with a total market value of $10,200,050)	$10,000	$10,000
Goldman Sachs 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $350,002,625 (collateralized by FHLB, FFCB, FNMA, U.S. Treasury Obligations, ranging in par value $85,000 - $223,965,111, 0.000% - 5.625%, 03/17/2021 - 06/29/2040, with a total market value of $357,000,000)	350,000	350,000
Goldman Sachs 0.080%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $60,000,400 (collateralized by U.S. Treasury Obligations, ranging in par value $1,018,200 - $54,565,700, 0.000%, 08/15/2039 - 02/15/2050, with a total market value of $61,200,048)	60,000	60,000
J.P. Morgan 0.080%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $415,002,767 (collateralized by U.S. Treasury Obligations, ranging in par value $53,453,800 - $176,738,000, 0.250% - 2.375%, 01/31/2024 - 06/30/2025, with a total market value of $423,300,085)	415,000	415,000
Mizuho Securities 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $29,000,218 (collateralized by U.S. Treasury Obligations, ranging in par value $26,398,700, 2.625%, 03/31/2025, with a total market value of $29,580,007)	29,000	29,000
Mufg Securities 0.070%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $55,000,321 (collateralized by U.S. Treasury Obligations, ranging in par value $20,900 - $17,577,600, 0.000% - 8.750%, 08/15/2020 - 05/15/2050, with a total market value of $56,100,000)	55,000	55,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Natixis S.A. 0.070%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $334,001,949 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $81,207,000, 0.125% - 3.750%, 01/15/2021 - 11/15/2046, with a total market value of $340,680,020)	$334,000	$334,000
Natixis S.A. 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $65,000,488 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $36,259,800, 0.125% - 3.125%, 04/15/2021 - 08/15/2049, with a total market value of $66,300,019)	65,000	65,000
TD Securities 0.100%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $500,004,167 (collateralized by FHLMC, FNMA, GNMA, ranging in par value $84,781,758 - $123,961,088, 2.000% - 4.000%, 04/01/2047- 08/01/2050, with a total market value of $514,386,558)	500,000	500,000
TD Securities 0.080%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $65,000,433 (collateralized by U.S. Treasury Obligations, ranging in par value $1,298,400 - $22,098,300, 1.500% - 2.625%, 04/15/2021 - 09/30/2024, with a total market value of $66,300,098)	65,000	65,000
The Bank of Nova 0.070%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $200,001,167 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $53,767,000, 0.125% - 6.125%, 03/31/2022 - 02/15/2048, with a total market value of $204,001,279)	200,000	200,000

Total Repurchase Agreements (Cost $3,596,000) ($Thousands)		3,596,000

Total Investments — 98.3% (Cost $9,798,410) ($Thousands)		$9,798,410

Percentages are based on a Net Assets of $9,968,397 ($Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

As of July 31, 2020, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of level 3.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 77.8%
U.S. Treasury Bills (A)
0.126%, 08/04/2020	$371,000	$370,996
0.126%, 08/06/2020	249,400	249,396
0.091%, 08/11/2020	235,500	235,496
0.120%, 08/13/2020	38,000	37,999
1.522%, 08/20/2020	113,550	113,539
0.120%, 08/25/2020	48,800	48,796
0.850%, 08/27/2020	11,880	11,873
0.094%, 09/01/2020	43,145	43,142
0.818%, 09/03/2020	7,085	7,080
0.125%, 09/08/2020	145,335	145,316
1.771%, 09/10/2020	4,610	4,601
0.121%, 09/15/2020	83,420	83,407
0.140%, 09/17/2020	74,775	74,761
0.090%, 09/22/2020	15,000	14,998
0.155%, 09/24/2020	80,000	79,981
0.093%, 09/29/2020	15,450	15,448
0.130%, 10/22/2020	120,395	120,359
0.128%, 11/10/2020	88,885	88,853
0.190%, 11/17/2020	30,000	29,983
0.184%, 11/24/2020	33,260	33,240
0.180%, 02/25/2021	20,000	19,979
0.160%, 05/20/2021	18,595	18,571
U.S. Treasury Notes
2.750%, 09/30/2020	23,630	23,674
0.150%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	30,000	29,992
2.625%, 11/15/2020	1,955	1,960
2.750%, 11/30/2020	6,395	6,419
2.000%, 11/30/2020	1,440	1,442
1.625%, 11/30/2020	2,430	2,430
0.220%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	11,750	11,750
0.325%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	10,000	10,000
0.405%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	14,425	14,434
0.219%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022	40,000	40,000

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.160%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022	$29,508	$29,508

Total U.S. Treasury Obligations (Cost $2,019,423) ($ Thousands)		2,019,423

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.7%
FFCB
0.131%, VAR ICE LIBOR USD 1 Month-0.050%, 08/17/2020	6,265	6,265
0.138%, VAR ICE LIBOR USD 1 Month-0.040%, 09/11/2020	8,630	8,630
0.200%, VAR ICE LIBOR USD 1 Month+0.025%, 12/14/2020	7,925	7,925
0.180%, VAR United States Secured Overnight Financing Rate+0.080%, 01/14/2021	3,850	3,850
0.235%, VAR US Treasury 3 Month Bill Money Market Yield+0.130%, 02/08/2021	6,195	6,191
0.222%, VAR ICE LIBOR USD 1 Month+0.045%, 04/16/2021	12,670	12,670
0.300%, VAR US Federal Funds Effective Rate+0.200%, 04/22/2021	19,320	19,323
0.260%, VAR United States Secured Overnight Financing Rate+0.160%, 05/07/2021	53,190	53,190
0.365%, VAR US Treasury 3 Month Bill Money Market Yield+0.260%, 06/17/2021	8,075	8,074
0.330%, VAR US Treasury 3 Month Bill Money Market Yield+0.225%, 07/08/2021	4,170	4,170
0.290%, VAR United States Secured Overnight Financing Rate+0.190%, 11/18/2021	4,015	4,015
0.280%, VAR United States Secured Overnight Financing Rate+0.180%, 01/14/2022	8,755	8,755
0.240%, VAR US Treasury 3 Month Bill Money Market Yield+0.120%, 05/02/2022	3,660	3,660
0.300%, VAR United States Secured Overnight Financing Rate+0.200%, 06/23/2022	13,155	13,155
0.280%, VAR US Federal Funds Effective Rate+0.180%, 07/20/2022	30,050	30,044
FFCB DN (A)
1.620%, 09/28/2020	4,470	4,459

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.887%, 01/20/2021	$2,820	$2,808
0.301%, 01/27/2021	20,000	19,970
FFCB DN (A)
1.549%, 11/25/2020	9,600	9,553
0.150%, 12/01/2020	8,430	8,426
1.550%, 12/22/2020	25,115	24,962
0.271%, 03/17/2021	9,745	9,728
0.190%, 06/01/2021	16,570	16,543
FHLB
0.130%, VAR United States Secured Overnight Financing Rate+0.030%, 08/05/2020	3,385	3,385
0.120%, VAR United States Secured Overnight Financing Rate+0.020%, 08/19/2020	5,335	5,335
0.137%, VAR ICE LIBOR USD 1 Month-0.050%, 08/20/2020	7,475	7,475
0.185%, VAR United States Secured Overnight Financing Rate+0.085%, 09/11/2020	14,910	14,910
0.205%, VAR United States Secured Overnight Financing Rate+0.105%, 10/01/2020	4,115	4,115
0.220%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	5,190	5,190
0.230%, VAR United States Secured Overnight Financing Rate+0.130%, 10/16/2020	37,000	37,000
0.220%, VAR United States Secured Overnight Financing Rate+0.120%, 12/11/2020	7,590	7,590
0.181%, VAR ICE LIBOR USD 3 Month-0.125%, 12/21/2020	11,445	11,445
0.107%, VAR ICE LIBOR USD 3 Month-0.170%, 01/08/2021	7,000	7,000
0.140%, VAR United States Secured Overnight Financing Rate+0.040%, 02/09/2021	18,380	18,378
0.215%, VAR United States Secured Overnight Financing Rate+0.115%, 03/12/2021	9,575	9,575
0.210%, VAR United States Secured Overnight Financing Rate+0.110%, 03/25/2021	12,090	12,090
0.156%, VAR ICE LIBOR USD 1 Month-0.010%, 04/05/2021	15,350	15,350
0.152%, VAR ICE LIBOR USD 1 Month-0.020%, 04/27/2021	8,980	8,978
0.260%, VAR United States Secured Overnight Financing Rate+0.160%, 05/07/2021	20,350	20,350
0.170%, 05/13/2021	30,740	30,740

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.200%, 06/17/2021	$12,775	$12,774
0.175%, VAR United States Secured Overnight Financing Rate+0.075%, 07/23/2021	4,575	4,575
0.220%, VAR United States Secured Overnight Financing Rate+0.120%, 10/13/2021	30,000	30,000
0.220%, VAR United States Secured Overnight Financing Rate+0.120%, 02/28/2022	12,925	12,925
FHLB DN (A)
0.119%, 08/05/2020	19,495	19,495
1.570%, 08/07/2020	38,290	38,280
1.609%, 08/14/2020	13,050	13,042
1.101%, 08/17/2020	13,725	13,718
0.250%, 08/20/2020	33,210	33,206
1.537%, 08/21/2020	10,115	10,106
0.944%, 08/28/2020	3,010	3,008
0.105%, 09/11/2020	33,385	33,381
0.194%, 10/07/2020	9,655	9,652
0.140%, 10/14/2020	16,690	16,685
0.105%, 12/18/2020	7,315	7,312
0.105%, 12/23/2020	9,530	9,526
0.351%, 12/29/2020	15,000	14,978
0.201%, 04/12/2021	10,290	10,275
0.200%, 04/29/2021	13,420	13,400
0.200%, 06/11/2021	12,485	12,463

Total U.S. Government Agency Obligations (Cost $824,073) ($Thousands)		824,073

Total Investments — 109.5% (Cost $2,843,496) ($ Thousands)		$2,843,496

Percentages are based on a Net Assets of $2,596,580 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

VAR — Variable Rate

As of July 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 106.2%
U.S. Treasury Bills (A)
0.122%, 08/04/2020	$47,535	$47,535
0.204%, 08/06/2020	6,755	6,755
0.108%, 08/11/2020	53,150	53,148
0.037%, 08/13/2020	8,000	8,000
0.117%, 08/18/2020	5,650	5,650
1.522%, 08/20/2020	705	705
0.140%, 08/25/2020	35,000	34,997
1.382%, 08/27/2020	22,435	22,413
0.094%, 09/01/2020	14,320	14,319
1.771%, 09/10/2020	1,335	1,332
0.107%, 09/15/2020	7,000	6,999
0.300%, 09/17/2020	7,920	7,917
0.090%, 09/22/2020	5,000	4,999
0.155%, 09/24/2020	20,000	19,995
0.093%, 09/29/2020	13,240	13,238
0.150%, 10/01/2020	7,320	7,318
0.170%, 10/15/2020	3,850	3,849
0.128%, 10/22/2020	20,185	20,179
0.105%, 10/29/2020	18,000	17,995
0.128%, 11/10/2020	17,395	17,389
0.190%, 11/17/2020	10,000	9,994
0.184%, 11/24/2020	4,995	4,992
0.165%, 01/28/2021	12,000	11,990
0.180%, 02/25/2021	5,000	4,995
U.S. Treasury Notes
1.375%, 09/15/2020	3,185	3,187
1.375%, 09/30/2020	1,270	1,269
0.150%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	9,000	8,998
2.625%, 11/15/2020	395	396
1.750%, 11/15/2020	390	390
2.750%, 11/30/2020	170	171
2.000%, 11/30/2020	290	290
1.625%, 11/30/2020	495	495
2.500%, 12/31/2020	8,335	8,365
2.375%, 12/31/2020	320	321
0.220%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	15,140	15,139
0.244%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	3,440	3,439
0.325%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	12,000	11,994

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.405%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	$7,000	$7,011
0.259%, VAR US Treasury 3 Month Bill Money Market Yield+0.154%, 01/31/2022	3,880	3,880
0.219%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022	13,000	13,002
0.160%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022	3,934	3,933

Total U.S. Treasury Obligations (Cost $428,983) ($ Thousands)		428,983

Total Investments — 106.2% (Cost $428,983) ($ Thousands)		$428,983

Percentages are based on a Net Assets of $403,781 ($Thousands).

(A)	The rate reported is the effective yield at time of purchase.

VAR – Variable Rate

As of July 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.1%

Communication Services — 0.4%
Comcast
0.626%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	$600	$600
Fox
3.666%, 01/25/2022	85	89
NBCUniversal Media LLC
2.875%, 01/15/2023	80	85
Sky
3.125%, 11/26/2022 (A)	350	372

		1,146

Consumer Discretionary — 1.4%
Ford Motor Credit LLC
3.157%, 08/04/2020	600	600
General Motors
1.274%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	600	600
General Motors Financial
1.118%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	524
Howard University
2.801%, 10/01/2023	380	390
2.638%, 10/01/2021	160	162
Hyundai Capital America
1.217%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	447
Marriott International
0.968%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	375	372
0.950%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	525	522
Nissan Motor Acceptance MTN
0.696%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	500	499
VF
2.050%, 04/23/2022	375	385

		4,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 0.4%
Conagra Brands
3.800%, 10/22/2021	$325	$338
Kraft Heinz Foods
1.268%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	550	541
Mondelez International
2.125%, 04/13/2023	80	83
0.625%, 07/01/2022	400	402

		1,364

Energy — 2.4%
Exxon Mobil
1.571%, 04/15/2023	1,495	1,541
Kinder Morgan
5.000%, 02/15/2021 (A)	600	611
Kinder Morgan Energy Partners
5.000%, 10/01/2021	130	135
MPLX
1.413%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,035	1,025
1.213%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	235	234
Occidental Petroleum
2.600%, 08/13/2021	240	237
1.684%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	300	290
1.398%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	297
Phillips 66
3.700%, 04/06/2023	285	306
Pioneer Natural Resources
3.450%, 01/15/2021	775	782
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,624
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	377
Valero Energy
2.700%, 04/15/2023	225	235

		7,694

Financials — 23.0%
ABN AMRO Bank MTN
0.939%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	753
AIG Global Funding
0.800%, 07/07/2023 (A)	315	317
American Express
0.911%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	452
American Honda Finance MTN
0.875%, 07/07/2023	300	303

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aon
2.200%, 11/15/2022	$140	$145
Assurant
1.534%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	77	77
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	300	307
1.451%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	631
1.432%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	404
0.947%, VAR ICE LIBOR USD 3 Month+0.650%, 06/25/2022	1,000	1,003
Bank of Montreal MTN
0.778%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	1,340	1,341
Bank of New York Mellon MTN
1.950%, 08/23/2022	245	253
Bank of Nova Scotia
0.958%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	378
Barclays Bank PLC
1.700%, 05/12/2022	225	229
BAT Capital
1.014%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	1,600	1,600
BBVA USA
1.045%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	500
BPCE
2.650%, 02/03/2021	450	455
BPCE MTN
1.578%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	252
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	1,075	1,079
0.900%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	500	501
0.566%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,050	1,051
Capital One
2.150%, 09/06/2022	250	257
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	400	407
Charles Schwab
0.694%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	360	361

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citibank
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	$450	$458
0.785%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	300	300
Citigroup
2.650%, 10/26/2020	385	387
0.970%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	1,720	1,720
Citizens Bank
1.170%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	550	553
1.144%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	552
Cooperatieve Rabobank
1.103%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	808
0.675%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	750	752
Cooperatieve Rabobank UA
3.125%, 04/26/2021	1,150	1,174
Credit Suisse NY
2.800%, 04/08/2022	375	390
2.100%, 11/12/2021	645	659
0.550%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	1,835	1,834
Credit Suisse NY MTN
4.375%, 08/05/2020	450	450
DAE Funding LLC
5.250%, 11/15/2021 (A)	575	575
Danske Bank
5.000%, 01/12/2022 (A)	570	601
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	525	535
ERAC USA Finance LLC
5.250%, 10/01/2020 (A)	799	804
European Investment Bank
0.386%, VAR United States Secured Overnight Financing Rate+0.290%, 06/10/2022 (A)	2,350	2,350
Fifth Third Bank
0.518%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	400
Fifth Third Bank MTN
1.800%, 01/30/2023	250	258
Ford Motor Credit LLC
1.576%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	336
Goldman Sachs Group
5.750%, 01/24/2022	725	780

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.562%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	$525	$527
1.513%, VAR ICE LIBOR USD 3 Month+1.200%, 09/15/2020	1,000	1,000
1.355%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	754
HSBC Holdings PLC
0.968%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	450	450
HSBC USA
2.750%, 08/07/2020	700	700
lNG Groep
1.456%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	404
Inter-American Development Bank
0.358%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	1,600	1,595
Inter-American Development Bank MTN
0.475%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	1,685	1,687
Jackson National Life Global Funding
2.250%, 04/29/2021 (A)	325	330
0.795%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,000	1,003
JPMorgan Chase
4.500%, 01/24/2022	2,600	2,757
2.550%, 10/29/2020	600	602
KeyBank
1.168%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	756
0.911%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	1,550	1,558
KeyCorp MTN
2.900%, 09/15/2020	690	692
Manufacturers & Traders Trust
0.996%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	452
0.515%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	1,001
Marsh & McLennan
3.500%, 12/29/2020	115	117
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	448	453
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	795	802
Metropolitan Life Global Funding I MTN
0.672%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (A)	550	549
Mizuho Financial Group
0.990%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	775	768

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
1.452%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	$1,225	$1,230
Morgan Stanley MTN
2.750%, 05/19/2022	1,145	1,191
0.800%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	775	776
MUFG Union Bank
0.918%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	953
National Australia Bank
1.875%, 12/13/2022	250	258
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	475	478
Nationwide Building Society
2.000%, 01/27/2023 (A)	375	388
New York Life Global Funding
0.456%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	600	600
Nordea Bank Abp
1.000%, 06/09/2023 (A)	300	305
Penske Truck Leasing Lp
3.650%, 07/29/2021 (A)	400	411
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month+0.000%, 02/24/2023	550	562
0.743%, VAR ICE LIBOR USD 3 Month+0.430%, 12/09/2022	500	501
0.685%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	1,600	1,602
Protective Life Global Funding
1.082%, 06/09/2023 (A)	255	259
Regions Bank
0.934%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	450	450
Royal Bank of Canada
2.100%, 10/14/2020	510	512
Royal Bank of Canada MTN
0.658%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	580	581
Santander UK PLC
2.100%, 01/13/2023	245	254
0.970%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	525	527
Standard Chartered PLC
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	530	536

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023 (A)	$660	$685
Svenska Handelsbanken MTN
3.350%, 05/24/2021	900	922
0.830%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	527
Toronto-Dominion Bank MTN
0.745%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,600	1,605
0.580%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	1,160	1,158
U.S. Bank
0.559%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,250	1,252
UBS
2.450%, 12/01/2020 (A)	1,100	1,105
1.750%, 04/21/2022 (A)	750	766
UniCredit MTN
6.572%, 01/14/2022 (A)	350	372
USAA Capital
1.500%, 05/01/2023 (A)	525	541
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (A)	450	467
1.375%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	750	750
Wells Fargo
2.500%, 03/04/2021	600	608
1.374%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	404

		72,225

Health Care — 3.9%
AbbVie
4.875%, 02/15/2021 (A)	750	759
1.024%, VAR ICE LIBOR USD 3 Month+0.650%, 11/21/2022 (A)	550	552
0.841%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021 (A)	1,245	1,248
Anthem
2.950%, 12/01/2022	575	606
BayCare Health System
2.460%, 11/15/2020	1,445	1,453
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	435
Becton Dickinson
1.181%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	281	281
Bristol-Myers Squibb
3.250%, 02/20/2023	425	455
2.550%, 05/14/2021	870	885

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cardinal Health
1.083%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	$775	$776
Cigna
3.200%, 09/17/2020	1,965	1,972
0.949%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	375	375
CVS Health
1.033%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	435	437
McKesson
3.650%, 11/30/2020	300	303
Ohio Health
1.119%, 11/15/2021	295	295
Sutter Health
2.286%, 08/15/2053	325	325
UnitedHealth Group
0.345%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	500
Upjohn
1.125%, 06/22/2022 (A)	450	454

		12,111

Industrials — 1.8%
Aviation Capital Group LLC
0.938%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	542
Boeing
2.300%, 08/01/2021	385	387
Cargill
1.375%, 07/23/2023 (A)	300	307
Caterpillar Financial Services MTN
0.598%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	1,600	1,602
Equifax
1.262%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	460	462
GE Capital International Funding
2.342%, 11/15/2020	525	528
John Deere Capital MTN
2.350%, 01/08/2021	445	449
Otis Worldwide
0.754%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023 (A)	1,220	1,216
PACCAR Financial MTN
0.708%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	150	150

		5,643

Information Technology — 1.6%
Broadcom
3.125%, 04/15/2021 (A)	775	787

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
4.450%, 10/02/2023	$250	$274
1.024%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
0.998%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	775	776
IBM Credit LLC
0.833%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,140	1,142
International Business Machines
2.850%, 05/13/2022	575	601
Microchip Technology
3.922%, 06/01/2021	525	538
Oracle
2.500%, 05/15/2022	500	518

		5,011

Materials — 0.2%
DuPont de Nemours
3.766%, 11/15/2020	455	459
International Flavors & Fragrances
3.400%, 09/25/2020	245	246

		705

Utilities — 1.0%
Consolidated Edison of New York
0.697%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,730	1,735
Dominion Energy
2.715%, 08/15/2021	130	133
2.450%, 01/15/2023 (A)	550	573
Duke Energy Progress LLC
0.498%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	540	540

		2,981

Total Corporate Obligations (Cost $112,565) ($Thousands)		113,381

ASSET-BACKED SECURITIES — 33.5%

Automotive — 15.8%

American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (A)	27	27
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	185	186
American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/2023 (A)	291	292

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (A)	$313	$314
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	350	350
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	565	569
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2
0.390%, 02/27/2023	350	350
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	638	643
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	168	169
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	520	525
Carvana Auto Receivables Trust, Ser 2019-4A, Cl A2
2.200%, 07/15/2022 (A)	231	232
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	47	48
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	71	71
Chesapeake Funding II LLC, Ser 2017-3A, CI A2
0.515%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	188	188
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	114	115
Chesapeake Funding II LLC, Ser 2017-4A, CIA2
0.485%, VAR ICE LIBOR USD 1 Month+0.310%, 11/15/2029 (A)	452	452
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	146	149
Chesapeake Funding II LLC, Ser 2018-2A, CI A2
0.545%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	285	280
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	237	245
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	840	857
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	4	4

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2019-A, Cl A
3.180%, 06/15/2022 (A)	$38	$38
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	44	45
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	154	155
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%,12/15/2022 (A)	211	212
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	293	296
Credit Acceptance Auto Loan Trust, Ser 2017-3A, CIA
2.650%, 06/15/2026 (A)	44	44
Credit Acceptance Auto Loan Trust, Ser 2019-3A, CIA
2.380%, 11/15/2028 (A)	350	358
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	250	255
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	579	587
Drive Auto Receivables Trust, Ser 2019-2, CI A3
3.040%, 03/15/2023	122	123
Drive Auto Receivables Trust, Ser 2019-4, CI A3
2.160%, 05/15/2023	375	378
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	595	604
Drive Auto Receivables Trust, Ser 2020-1, CI A3
2.020%, 11/15/2023	350	355
Drive Auto Receivables Trust, Ser 2020-2, CI A2A
0.850%, 07/17/2023	305	305
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	583	586
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (A)	35	36
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	142	142
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	905	912
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	200	201
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	510	512
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	390	393

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2018-2, CI A2
3.140%, 02/20/2024 (A)	$607	$613
Enterprise Fleet Financing LLC, Ser 2019-1, CI A2
2.980%,10/20/2024 (A)	593	603
Enterprise Fleet Financing LLC, Ser 2019-2, CI A2
2.290%, 02/20/2025 (A)	494	502
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A
2.930%, 07/15/2022 (A)	36	36
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	69	69
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	266	267
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	775	783
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (A)	232	234
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	129	131
First Investors Auto Owner Trust, Ser 2019-2A, CI A
2.210%, 09/16/2024 (A)	369	374
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	98	98
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	181	184
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	192	195
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	397	404
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (A)	415	421
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	385	390
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	462	468
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	180	180
Ford Credit Auto Lease Trust, Ser 2019-A, CI A4
2.980%, 06/15/2022	275	281
Ford Credit Auto Lease Trust, Ser 2020-A, CI A2
1.800%, 07/15/2022	345	348

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2020-B, CI A2A
0.500%, 12/15/2022	$405	$405
Ford Credit Auto Owner Trust, Ser 2016-1, CI A
2.310%, 08/15/2027 (A)	1,150	1,160
Ford Credit Auto Owner Trust, Ser 2020-B, CI A2
0.500%, 02/15/2023	1,070	1,071
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	477	481
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (A)	65	66
GLS Auto Receivables Issuer Trust, Ser 2019-2A, CI A
3.060%, 04/17/2023 (A)	200	202
GLS Auto Receivables Issuer Trust, Ser 2019-3A, CI A
2.580%, 07/17/2023 (A)	262	264
GLS Auto Receivables Issuer Trust, Ser 2019-4A, CI A
2.470%, 11/15/2023 (A)	282	285
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	354	358
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	73	73
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	46	46
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	475	481
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	260	261
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	555	569
GM Financial Consumer Automobile Receivables Trust, Ser 2019-4, Cl A2A
1.840%, 11/16/2022	359	361
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A2A
1.830%, 01/17/2023	742	747
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
0.658%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	820	820
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	593	597

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	$140	$140
Hyundai Auto Receivables Trust, Ser 2020-A, CI A2
1.510%, 04/17/2023	585	591
Mercedes-Benz Auto Lease Trust, Ser 2020-A, CI A2
1.820%, 03/15/2022	192	193
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	279	279
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A2
0.460%, 03/15/2023	550	551
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
0.525%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	955	955
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.975%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2025 (A)	1,135	1,089
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	141	141
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	408	410
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	450	454
Nissan Auto Receivables Owner Trust, Ser 2020-B, Cl A2A
0.470%, 10/17/2022	845	846
Prestige Auto Receivables Trust, Ser 2019-1A, CI A2
2.440%, 07/15/2022 (A)	289	290
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	207	209
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	19	19
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.000%, 12/15/2022	57	57
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A1
0.241%, 07/15/2021	1,875	1,875
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	560	560
Santander Retail Auto Lease Trust, Ser 2019-A, CI A2
2.720%, 01/20/2022 (A)	254	256

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	$681	$688
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	505	514
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	625	625
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	733	742
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	1,477	1,494
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	985	992
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	540	542
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A2
1.380%, 12/15/2022	320	323
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (A)	3	3
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (A)	269	269
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	1,000	1,004
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (A)	775	782
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (A)	150	151
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2B
0.645%, VAR ICE LIBOR USD 1 Month+0.470%, 02/15/2023 (A)	114	114
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	425	428
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	1,075	1,094
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (A)	1,115	1,120
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	1,910	1,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	$320	$326
World Omni Select Auto Trust, Ser 2019-A, CI A2A
2.060%, 08/15/2023	348	351

		49,821

Credit Card — 2.3%
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	1,135	1,137
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	736	757
Chase Issuance Trust, Ser 2018-A1, Cl A1
0.375%, VAR ICE LIBOR USD 1 Month+0.200%, 04/17/2023	900	901
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/15/2024 (A)	385	395
Master Credit Card Trust II, Ser 2019-2A, Cl A
0.570%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (A)	490	489
Synchrony Card Funding LLC, Ser 2019-A1, CI A
2.950%, 03/15/2025	1,170	1,211
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	765	775
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
0.652%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	750	751
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.542%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (A)	700	701

		7,117

Miscellaneous Business Services — 15.4%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.852%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	70	69
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (A)	245	245
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	348	347
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	1,100	1,122
ALM XVII, Ser 2018-17A, Cl A1AR
1.205%, VAR ICE LIBOR USD 3 Month+0.930%, 01/15/2028 (A)	725	717

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apidos CLO XII, Ser 2018-12A, Cl AR
1.355%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	$600	$583
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	62	62
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	268	269
Barings BDC Static CLO, Ser 2019-1A, Cl A1
1.295%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	314	311
Barings CLO, Ser 2018-3A, Cl A1
1.222%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	372	366
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	264	269
Carlyle Global Market Strategies, Ser 2018-1A, Cl A1R2
1.243%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	648	628
Carlyle Global Market Strategies, Ser 2018-2A, Cl A1R
1.025%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	562	553
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	472	479
CNH Equipment Trust, Ser 2019-A, Cl A3
3.010%, 04/15/2024	230	237
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	1,741	1,753
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	685	688
Cole Park CLO, Ser 2018-1A, Cl AR
1.322%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	750	741
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
1.395%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	480	475
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	581	583
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
1.102%, VAR ICE LIBOR USD 1 Month+0.930%, 06/25/2035	55	55
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	31	31
Dell Equipment Finance Trust, Ser 2019-1, CI A2
2.780%, 08/23/2021 (A)	168	169
DLL LLC, Ser 2019-MB, Cl A2
2.130%, 01/20/2022 (A)	740	744

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2018-3, Cl A1
3.520%, 10/15/2023	$390	$403
Great American Auto Leasing, Ser 2019-1, CI A2
2.970%, 06/15/2021 (A)	212	212
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	1,077	1,085
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	322	325
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (A)	1,550	1,551
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	388	390
KKR CLO 21, Ser 2018-21, Cl A
1.275%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	449
Kubota Credit Owner Trust, Ser 2020-1A, Cl A1
1.500%, 05/17/2021 (A)	130	130
Kubota Credit Owner Trust, Ser 2020-2A, CI A2
0.410%, 06/15/2023 (A)	300	301
Madison Park Funding XII, Ser 2017-12A, CI AR
1.532%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	60	59
Magnetite VII, Ser 2018-7A, Cl A1R2
1.075%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	785
Magnetite VIII, Ser 2018-8A, Cl AR2
1.255%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	672
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	85	85
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	383	387
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	218	220
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	296	298
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	429	432
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	145	145
Mill City Mortgage Loan Trust, Ser 2015-2, CI A2
3.000%, 09/25/2057 (A)(B)	278	281
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	292	300

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	$156	$162
MMAF Equipment Finance LLC, Ser 2017-AA, CI A3
2.040%, 02/16/2022 (A)	50	50
MMAF Equipment Finance LLC, Ser 2019-B, CI A2
2.070%, 10/12/2022 (A)	262	265
Nationstar HECM Loan Trust, Ser 2018-2A, CI A
3.188%, 07/25/2028 (A)(B)	19	19
Nationstar HECM Loan Trust, Ser 2019-1A, CI A
2.651%, 06/25/2029 (A)(B)	88	88
Nationstar HECM Loan Trust, Ser 2019-2A, CI A
2.272%, 11/25/2029 (A)(B)	203	203
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A1
2.180%, 08/15/2068 (A)	826	830
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	1,570	1,577
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	1,185	1,194
Navient Student Loan Trust, Ser 2018-1A, CI A2
0.522%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	406	403
Navient Student Loan Trust, Ser 2019-2A, Cl A1
0.442%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	228	227
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
0.812%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,100	1,096
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2019-T5, Cl AT5
2.425%, 10/15/2051 (A)	400	398
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	397	397
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	235	230
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
0.855%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	934

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.825%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	$770	$755
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.735%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	580	580
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	183	184
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	90	90
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	227	229
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	331	333
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
1.334%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	45	45
OCP CLO, Ser 2017-8A, Cl A1R
1.123%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	153	152
OnDeck Asset Securitization Trust II LLC, Ser 2019-1A, Cl A
2.650%, 11/18/2024 (A)	259	259
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	47	47
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	265	269
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	550	564
OZLM VII, Ser 2018-7RA, Cl A1R
1.283%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	583	567
OZLM XII, Ser 2018-12A, Cl A1R
1.318%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	364	358
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	360	362
PRPM, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	154	155
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	265	265
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%,11/15/2028 (A)	115	114

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RMF Buyout Issuance Trust, Ser 2019-1, Cl A
2.475%, 07/25/2029 (A)(B)	$185	$186
Shackleton, Ser 2018-6RA, Cl A
1.293%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	490	484
SLM Student Loan Trust, Ser 2007-6, Cl A4
0.625%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	329	328
SMB Private Education Loan Trust, Ser 2020-A, Cl A1
0.475%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	789	786
SoFi Consumer Loan Program, Ser 2016-2, CI A
3.090%, 10/27/2025 (A)	12	12
SoFi Consumer Loan Program, Ser 2017-1, CI A
3.280%, 01/26/2026 (A)	55	55
SoFi Consumer Loan Program, Ser 2019-1, CI A
3.240%, 02/25/2028 (A)	544	549
SoFi Consumer Loan Program, Ser 2019-2, CI A
3.010%, 04/25/2028 (A)	306	309
SoFi Consumer Loan Program, Ser 2019-3, CI A
2.900%, 05/25/2028 (A)	750	759
SoFi Consumer Loan Program, Ser 2019-4, CI A
2.450%, 08/25/2028 (A)	1,196	1,209
SoFi Consumer Loan Program, Ser 2020-1, CI A
2.020%, 01/25/2029 (A)	792	799
SoFi Professional Loan Program, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	1,237	1,248
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.218%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	655	648
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	88	89
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	31	31
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	34	35
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	34	34
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	92	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	$158	$160
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	820	843
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	689	703
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	179	186
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.772%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	460	455
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	169	176
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	115	118
Transportation Finance Equipment Trust, Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	2,003	2,013
Treman Park CLO, Ser 2018-1A, Cl ARR
1.342%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	550	544
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.165%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	660	649
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	190
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	550	565
Voya CLO, Ser 2017-3A, Cl A1R
0.965%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	168	167
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
1.221%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	466	459

		48,289

Total Asset-Backed Securities (Cost $104,859) ($ Thousands)		105,227

MORTGAGE-BACKED SECURITIES — 15.4%

Agency Mortgage-Backed Obligations — 5.5%
FHLMC
4.030%, VAR US Treas Yield Curve Rate T Note Const Mat 1Yr+1.910%, 02/01/2022	2	2
3.123%, VAR US Treas Yield Curve Rate T Note Const Mat 1Yr+2.021%, 02/01/2030	11	11
FHLMC Multifamily Structured Pass-Through Certificates, Ser K721, Cl A2
3.090%, 08/25/2022 (B)	880	915

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	$414	$422
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	70	70
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	999	1,028
FHLMC REMIC, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	285	289
FHLMC REMIC, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	97	99
FHLMC REMIC, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	120	122
FHLMC REMIC, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	314	322
FHLMC REMIC, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	386	390
FHLMC REMIC, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	548	563
FHLMC REMIC, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	234	237
FHLMC REMIC, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	93	95
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	702	724
FHLMC REMIC, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	810	826
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	490	508
FHLMC REMIC, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	373	380
FNMA
6.000%, 01/01/2027	9	9
5.500%, 12/01/2023 to 12/01/2024	202	209
5.000%, 03/01/2025 (D)	80	84
5.000%, 02/01/2023 to 03/01/2025	29	31
3.812%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
3.755%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.326%, 11/01/2023	–	–
3.715%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	4	4
3.585%, VAR ICE LIBOR USD 6 Month+1.772%, 09/01/2024	5	5
3.500%, 09/01/2032	597	628
3.402%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	11	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.381%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.088%, 05/01/2028	$1	$1
3.000%, 12/01/2030	896	942
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	5	5
FNMA REMIC, Ser 2001-33, Cl FA
0.622%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	4	4
FNMA REMIC, Ser 2002-64, Cl FG
0.437%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	1	1
FNMA REMIC, Ser 2011-18, Cl LA
4.000%, 08/25/2039	114	116
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	130	131
FNMA REMIC, Ser 2011-87, Cl JA
3.000%, 06/25/2040	495	505
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	337	342
FNMA REMIC, Ser 2012-6, Cl E
3.000%, 05/25/2037	647	655
FNMA REMIC, Ser 2012-63, Cl FE
0.572%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2038	16	16
FNMA REMIC, Ser 2013-100, Cl CA
4.000%, 03/25/2039	96	98
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	83	87
FNMA REMIC, Ser 2014-39, Cl AB
3.000%, 09/25/2039	27	27
FNMA REMIC, Ser 2015-46, Cl BA
3.000%, 05/25/2041	457	471
FNMA, Ser 2012-M4, CI1A2
2.976%, 04/25/2022 (B)	161	165
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	183	186
FNMA, Ser 2017-M13, Cl FA
0.572%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	149	149
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.339%, 01/25/2046 (A)(B)	920	927
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	84	86
GNMA, Ser 2010-81, Cl PM
3.750%, 04/20/2039	84	84
GNMA, Ser 2012-7, Cl MD
3.500%, 11/20/2038	290	291
GNMA, Ser 2013-124, Cl CP
2.500%, 06/20/2041	151	153
GNMA, Ser 2013-190, Cl GA
2.500%, 11/20/2038	1,069	1,099

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-119, Cl TG
1.800%, 05/20/2041	$1,239	$1,255
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	814	824
NCUA Guaranteed Notes, Ser 2010-R1, CI 1A
0.616%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	642	641

		17,246

Non-Agency Mortgage-Backed Obligations — 9.9%
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	557	570
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	401	405
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)		8
Angel Oak Mortgage Trust LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	65	65
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	32	32
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	154	157
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	387	395
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	152	153
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	760	761
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	485	485
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	352	360
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
1.025%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	750	722
Bane of America Mortgage Securities, Ser 2005-F, CI 2A2
3.147%, 07/25/2035 (B)	58	55
Bane of America Mortgage Securities, Ser 2005-J, CI 2A1
3.885%, 11/25/2035 (B)	7	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
1.025%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	$800	$773
Bear Stearns ARM Trust, Ser 2005-3, CI 2A1
3.782%, 06/25/2035 (B)	30	29
Bear Stearns ARM Trust, Ser 2005-6, CI 3A1
3.429%, 08/25/2035 (B)	63	61
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (A)	137	140
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (A)	613	629
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (A)(B)	305	306
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033 (A)	279	289
BX Commercial Mortgage Trust, Ser 2018-IND, CI A
0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	146	145
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.255%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	418	415
BX Commercial Mortgage Trust, Ser 2019-XL, CI A
1.095%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	665	663
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
0.965%, VAR ICE LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	411	410
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.295%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	841	797
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	357	365
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.095%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	775	759
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, CI 1A
3.209%, 09/25/2034 (B)	11	10
Citigroup Mortgage Loan Trust, Ser 2006-AR2, CI 1A1
3.868%, 03/25/2036 (B)	54	47
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	261	275

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	$147	$149
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	127	128
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	350	356
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	262	266
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	108	110
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	107	108
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (A)(B)	433	437
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	20	20
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	300	300
COMM Mortgage Trust, Ser 2015-CR27, Cl A2
2.223%, 10/10/2048	83	84
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	200	200
Countrywide Home Loans, Ser 2004-29, CI 1A1
0.712%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	11	11
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.405%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	925	919
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.155%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	475	474
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	16	16
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	50	51
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	46	47
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	68	69
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	203	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	$251	$255
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	347	352
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	546	553
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (A)	525	525
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059 (A)(B)	97	97
FDIC Guaranteed Notes Trust, Ser 2010-S4, CI A
0.898%, VAR ICE LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	507	507
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
3.022%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	25	25
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
3.972%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	197	198
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	65	66
FNMA Connecticut Avenue Securities, Ser 2016-C03, CI 2M2
6.072%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	607	619
FNMA Connecticut Avenue Securities, Ser 2018-C03, CI 1EA2
1.022%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	415	409
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (A)(B)	270	270
GMAC Mortgage Loan Trust, Ser 2005-AR6, CI 2A1
3.882%, 11/19/2035 (B)	95	87
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/2034 (A)	1,500	1,514
GS Mortgage Securities Trust, Ser 2016-GS4, CI A2
2.905%, 11/10/2049	500	503
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
0.875%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	413

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR4, CI 2A1
3.685%, 07/25/2035 (B)	$91	$68
GSR Mortgage Loan Trust, Ser 2007-AR2, CI 1A1
3.696%, 05/25/2037 (B)	92	71
lmpac CMB Trust, Ser 2004-9, CI 1A1
0.932%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	25	25
lmpac CMB Trust, Ser 2005-2, CI 1A1
0.692%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	31	29
lmpac CMB Trust, Ser 2005-3, Cl A1
0.652%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	29	28
lmpac CMB Trust, Ser 2005-5, Cl A1
0.812%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	24	23
lmpac CMB Trust, Ser 2005-8, CI 1A
0.692%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	79	75
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	123	123
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	150	150
JPMorgan Mortgage Trust, Ser 2005-A6, CI 7A1
4.082%, 08/25/2035 (B)	31	27
JPMorgan Mortgage Trust, Ser 2007-A3, CI 1A1
3.745%, 05/25/2037 (B)	55	49
JPMorgan Mortgage Trust, Ser 2018-7FRB, CI A2
0.922%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	247	244
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.975%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	190	188
LSTAR Securities Investment, Ser 2019-4, Cl A1
1.656%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	433	428
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, CI 2A1
3.629%, 06/25/2037 (B)	79	62
Merrill Lynch Mortgage Investors Trust, Ser 2005-A3, Cl A1
0.442%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	3	3
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	140	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MFRA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	$76	$76
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	315	317
Morgan Stanley Capital I Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	60	60
Morgan Stanley Capital I Trust, Ser 2014-MP, CI A
3.469%, 08/11/2033 (A)	590	602
MortgageIT Trust, Ser 2005-5, Cl A1
0.692%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	81	77
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	158	162
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	515
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	195	209
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	440	472
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	230	244
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	313	314
OBX Trust, Ser 2018-1, Cl A2
0.822%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	37	37
OBX Trust, Ser 2018-EXP2, CI 2A1A
0.922%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	346	344
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	154	154
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
0.612%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	77	73
Paragon Mortgages No. 15 PLC, Ser 2007-15A, Cl A2C
0.533%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	172	164
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	196	198

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.869%, 07/27/2037 (B)	$75	$64
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	287	288
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.727%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	9	8
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	365	368
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	186	195
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11 4.000%, 08/25/2048 (A)(B)	30	30
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	91	91
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	195	197
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	394	397
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	238	241
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	251	256
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)	231	234
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 06/25/2065 (A)	305	305
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.692%, 03/25/2036 (B)	104	96
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	450	467
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	511	518
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2
3.118%, 01/15/2060	568	581
Wells Fargo Mortgage-Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	58	59
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	6	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (A)(B)	$545	$549

		31,340

Total Mortgage-Backed Securities (Cost $48,579) ($ Thousands)		48,586

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bills
0.159%, 05/20/2021 (E)	2,250	2,248
U.S. Treasury Notes
1.750%, 09/30/2022	4,650	4,814
1.375%, 08/31/2020 (D)	300	300
1.250%, 10/31/2021	3,000	3,042
0.244%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	1,000	1,001
0.220%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	695	695

Total U.S. Treasury Obligations (Cost $11,968) ($ Thousands)		12,100

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
FFCB
1.900%, 06/24/2021	1,460	1,483
0.530%, 01/18/2022	2,250	2,261
FHLMC
0.450%, 07/28/2023	1,600	1,600
0.450%, 08/04/2023	1,575	1,575
0.375%, 06/08/2022	1,600	1,601
0.320%, 10/20/2022	1,600	1,601

Total U.S. Government Agency Obligations (Cost $10,104) ($ Thousands)		10,121

MUNICIPAL BONDS — 3.2%
California — 0.8%
Bay Area, Toll Authority, RB
2.075%, 04/01/2021	1,615	1,630
California State, GO Callable 10/01/2021 @ 100
0.942%, 04/01/2047 (C)	775	774
University of California, Ser BF, RB
0.455%, 05/15/2022	130	130

		2,534

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida — 0.1%
Florida State, Development Finance Authority, RB
1.645%, 04/01/2021	$220	$220

New Jersey — 0.3%
Jersey City, Ser A, GO
1.908%, 09/01/2020	985	985

New York — 0.9%
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.325%, 11/01/2021	1,250	1,306
Port Authority of New York & New Jersey, Ser 208, RB
2.667%, 09/15/2021	1,510	1,547

		2,853

Texas — 1.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (C)	245	247
Dallas, Ser A, RB
1.837%, 11/01/2020	1,610	1,614
Grand Parkway Transportation, Sub-Ser, RB
1.531%, 10/01/2020	1,625	1,627

		3,488

Total Municipal Bonds (Cost $10,012) ($ Thousands)		10,080

COMMERCIAL PAPER — 2.7%
Airbus
1.654%, 11/23/2020 (E)	2,150	2,149
Arabella Fin LTD
0.460%, 08/03/2020 (E)	1,100	1,100
BASF SE
0.280%, 08/07/2020 (E)	1,300	1,300
Schlumberger
0.280%, 08/17/2020 (E)	1,500	1,500
Total Capital Canada LTD
0.552%, 11/23/2020 (E)	2,350	2,348

Total Commercial Paper (Cost $8,384) ($ Thousands)		8,397

SOVEREIGN DEBT— 0.8%

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Quebec Canada
2.375%, 01/31/2022	$2,300	$2,369

Total Sovereign Debt (Cost $2,320) ($ Thousands)		2,369

REPURCHASE AGREEMENT — 1.1%
BNP Paribas
0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $3,600,027 (collateralized by various GNMA, FNMA, FMAC obligations, ranging in par value $324,032- $1,526,514, 2.500% - 4.500%, 11/01/2027 - 04/20/2050; with total market value $3,672,000) (F)	3,600	3,600

Total Repurchase Agreement (Cost $3,600) ($ Thousands)		3,600

Total Investments in Securities — 99.8% (Cost $312,391) ($ Thousands)		$313,861

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

A list of the open futures contracts held by the Fund at July 31, 2020, is as follows:

					Unrealized
	Number of				Appreciation
Type of	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Contract	Long/(Short)	Date	(Thousands)	(Thousands)	(Thousands)

U.S. 10-Year Treasury Notes	(15)	Sep-2020	$(2,080)	$(2,101)	$(21)

U.S. 2-Year Treasury Notes	77	Oct-2020	17,000	17,016	16

U.S. 5-Year Treasury Notes	(1)	Oct-2020	(125)	(126)	(1)

U.S. Long Treasury Bond	(1)	Sep-2020	(177)	(183)	(6)

			$14,618	$14,606	$(12)

For the period ended July 31, 2020, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $314,463 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2020, the value of these securities amounted to $130,900 ($ Thousands), representing 41.6% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Tri-Party Repurchase Agreement.

ARM – Adjustable Rate Mortgage

CI – Class

CLO – Collateralized Loan Obligation

FFCB – Federal Farm Credit Bank

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

PLC – Public Limited Company

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

USD – U.S. Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)

Corporate Obligations	–	113,381	–	113,381
Asset-Backed Securities	–	105,227	–	105,227
Mortgage-Backed Securities	–	48,586	–	48,586
U.S. Treasury Obligations	–	12,100	–	12,100
U.S. Government Agency Obligations	–	10,121	–	10,121
Municipal Bonds	–	10,080	–	10,080
Commercial Paper	–	8,397	–	8,397
Sovereign Debt	–	2,369	–	2,369
Repurchase Agreement	–	3,600	–	3,600

Total Investments in Securities	–	313,861	–	313,861

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)

Futures Contracts*
Unrealized Appreciation	16	–	–	16
Unrealized Depreciation	(28)	–	–	(28)

Total Other Financial Instruments	(12)	–	–	(12)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 73.1%

Agency Mortgage-Backed Obligations — 73.1%
FHLMC
4.536%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.254%, 07/01/2024	$5	$5
4.500%, 02/01/2022 to 12/01/2039	3,662	3,978
4.031%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.174%, 12/01/2023	189	190
3.999%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.144%, 12/01/2023	15	15
3.885%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.362%, 06/01/2024	4	4
3.831%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 05/01/2024	4	4
3.804%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.252%, 04/01/2029 3.500%, 01/01/2029 to 05/01/2034	18,948	20,162
3.025%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.210%, 06/01/2024	2	2
3.000%, 11/01/2036 to 12/01/2046	16,316	17,312
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	8,575	8,968
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.889%, 06/25/2027 (A)	18,170	819
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.752%, 10/25/2026 (A)	23,725	817
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
0.512%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2024	3,639	3,643
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
0.652%, VAR ICE LIBOR USD 1 Month+0.490%, 02/25/2026	8,618	8,636

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
0.642%, VAR ICE LIBOR USD 1 Month+0.480%, 04/25/2026	$15,748	$15,773
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
0.662%, VAR ICE LIBOR USD 1 Month+0.500%, 11/25/2026	7,170	7,201
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	261	322
FHLMC REMIC, Ser 2003-2571, Cl FY
0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 12/15/2032	3,381	3,424
FHLMC REMIC, Ser 2006-3148, Cl CF
0.575%, VAR ICE LIBOR USD 1 Month+0.400%, 02/15/2034	149	150
FHLMC REMIC, Ser 2006-3153, Cl FX
0.525%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2036	104	104
FHLMC REMIC, Ser 2006-3174, Cl FA
0.475%, VAR ICE LIBOR USD 1 Month+0.300%, 04/15/2036	2,233	2,223
FHLMC REMIC, Ser 2006-3219, Cl EF
0.575%, VAR ICE LIBOR USD 1 Month+0.400%, 04/15/2032	2,854	2,862
FHLMC REMIC, Ser 2007-3339, Cl HF
0.695%, VAR ICE LIBOR USD 1 Month+0.520%, 07/15/2037	2,784	2,804
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,254	1,395
FHLMC REMIC, Ser 2011-3788, Cl FA
0.705%, VAR ICE LIBOR USD 1 Month+0.530%, 01/15/2041	4,399	4,362
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	56	57
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	387	25
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	601	37
FHLMC REMIC, Ser 2012-4030, Cl FD
0.525%, VAR ICE LIBOR USD 1 Month+0.350%, 02/15/2041	5,810	5,811
FHLMC REMIC, Ser 2012-4032, Cl Cl, IO
3.500%, 06/15/2026	835	28
FHLMC REMIC, Ser 2012-4060, Cl Tl, IO
2.500%, 12/15/2026	965	36
FHLMC REMIC, Ser 2012-4083, Cl Dl, IO
4.000%, 07/15/2027	347	28
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	4,192	4,258
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	2,968	2,999

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	$3,358	$3,387
FHLMC REMIC, Ser 2013-4170, Cl Ql, IO
3.000%, 05/15/2032	880	47
FHLMC REMIC, Ser 2013-4176, Cl Kl, IO
4.000%, 03/15/2028	1,027	67
FHLMC REMIC, Ser 2013-4178, Cl Ml, IO
2.500%, 03/15/2028	513	28
FHLMC REMIC, Ser 2013-4178, Cl Bl, IO
3.000%, 03/15/2033	699	70
FHLMC REMIC, Ser 2013-4182, CI IE, IO
2.500%, 03/15/2028	441	25
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	1,233	90
FHLMC REMIC, Ser 2013-4199, Cl Ql, IO
2.500%, 05/15/2028	727	47
FHLMC REMIC, Ser 2013-4220, CI IE, IO
4.000%, 06/15/2028	570	41
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	2,550	2,691
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	2,213	2,263
FHLMC REMIC, Ser 2014-4340, Cl Ml, IO
4.500%, 02/15/2027	2,067	169
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	7,732	8,011
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	1,166	115
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,028	183
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	1,239	1,293
FHLMC REMIC, Ser 2017-4661, Cl HA
3.000%, 05/15/2043	6,335	6,541
FHLMC REMIC, Ser 2017-4664, Cl HA
3.500%, 08/15/2043	12,036	12,438
FHLMC REMIC, Ser 2017-4666, Cl A
3.000%, 03/15/2040	1,300	1,324
FHLMC REMIC, Ser 2017-4673, Cl HA
3.500%, 11/15/2043	11,209	11,606
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,251	1,332
FHLMC REMIC, Ser 2018-4820, Cl Jl, IO
5.000%, 02/15/2048	1,342	230
FHLMC REMIC, Ser 2020-4978, Cl Ml, IO
4.000%, 05/25/2040	5,024	574
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	3,032	446
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	2,015	153
FNMA
7.000%, 06/01/2037	4	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
6.500%, 05/01/2026 to 01/01/2036	$125	$145
6.000%, 02/01/2023 to 09/01/2024	425	443
5.500%, 12/01/2020 to 06/01/2038	239	273
4.500%, 04/01/2026 to 08/01/2044	548	851
4.450%, 04/01/2021 (A)	965	971
4.339%, 07/01/2021 (A)	331	336
4.330%, 07/01/2021	3,345	3,403
4.295%, 06/01/2021	3,384	3,460
4.230%, 01/01/2021	4,259	4,257
4.160%, 07/01/2021	475	486
4.146%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.249%, 08/01/2029	109	109
4.060%, 09/01/2021 (A)	260	265
4.050%, 01/01/2021	1,000	1,000
4.000%, 05/01/2026 to 04/01/2042	1,331	1,432
3.980%, 07/01/2021 to 08/01/2021	8,753	8,956
3.970%, 06/01/2021	1,823	1,848
3.890%, 10/01/2023	821	892
3.850%, 01/01/2024	544	592
3.840%, 08/01/2021	6,278	6,391
3.810%, 11/01/2023	89	97
3.770%, 09/01/2021	100	103
3.750%, 06/01/2022 to 09/01/2023	3,104	3,303
3.734%, 07/01/2022 (A)	2,000	2,039
3.700%, 11/01/2020	775	775
3.677%, 12/01/2020 (A)	2,927	2,927
3.650%, 08/01/2023	98	105
3.500%, 10/01/2027 to 02/01/2045	22,093	23,382
3.462%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.888%, 12/01/2029	22	22
3.402%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	102	104
3.400%, 03/01/2022	3,403	3,507
3.381%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.088%, 05/01/2028	6	6
3.310%, VAR ICE LIBOR USD 6 Month+1.600%, 08/01/2027	47	48
3.256%, 01/01/2022 (A)	707	723
3.250%, 12/01/2021	1,180	1,208
3.230%, 11/01/2020	2,928	2,926
3.150%, 01/01/2027	1,463	1,642
3.070%, 06/01/2027	954	1,067
3.000%, 09/01/2027 to 02/01/2031	961	1,010
2.970%, 12/01/2022	3,306	3,468
2.960%, 04/01/2022 to 01/01/2027 (A)	1,385	1,524
2.940%, 06/01/2022	661	682
2.930%, 05/01/2022	656	676
2.830%, 06/01/2022	167	172
2.740%, 04/01/2022	135	139
2.580%, 08/01/2022	2,123	2,188

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.570%, 01/01/2023	$1,848	$1,909
2.540%, 03/01/2023	602	626
2.450%, 11/01/2022	395	408
2.410%, 07/01/2021	135	136
2.360%, 04/01/2022	4,600	4,701
2.280%, 11/01/2022	1,148	1,179
2.220%, 10/01/2022 to 12/01/2022	3,421	3,517
2.150%, 05/01/2022	4,451	4,542
2.050%, 11/01/2023	1,231	1,287
0.533%, VAR ICE LIBOR USD 1 Month+ 0.350%, 01/01/2023	743	742
FNMA REMIC, Ser 1992-61, Cl FA
0.822%, VAR ICE LIBOR USD 1 Month+ 0.650%, 10/25/2022	7	7
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	4	4
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	2	3
FNMA REMIC, Ser 1994-77, Cl FB
1.672%, VAR ICE LIBOR USD 1 Month+1.500%, 04/25/2024	1	1
FNMA REMIC, Ser 2002-53, Cl FK
0.572%, VAR ICE LIBOR USD 1 Month+0.400%, 04/25/2032	68	67
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	13	13
FNMA REMIC, Ser 2006-76, Cl QF
0.572%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2036	346	347
FNMA REMIC, Ser 2006-79, Cl DF
0.522%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	276	276
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	374	433
FNMA REMIC, Ser 2007-64, Cl F8
0.542%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2037	1,936	1,947
FNMA REMIC, Ser 2008-16, Cl FA
0.872%, VAR ICE LIBOR USD 1 Month+0.700%, 03/25/2038	1,344	1,364
FNMA REMIC, Ser 2009-110, Cl FD
0.922%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	4,819	4,894
FNMA REMIC, Ser 2009-112, Cl FM
0.922%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	2,967	3,016
FNMA REMIC, Ser 2009-82, Cl FD
1.022%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2039	4,044	4,121
FNMA REMIC, Ser 2009-82, Cl FC
1.092%, VAR ICE LIBOR USD 1 Month+0.920%, 10/25/2039	3,540	3,625

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	$1,205	$1,320
FNMA REMIC, Ser 2010-56, Cl AF
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2040	3,402	3,402
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	4,094	4,153
FNMA REMIC, Ser 2012-111, Cl Nl, IO
3.500%, 10/25/2027	1,218	91
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	3,559	426
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	3,894	263
FNMA REMIC, Ser 2012-47, Cl Ql, IO
5.471%, 05/25/2042 (A)	209	19
FNMA REMIC, Ser 2012-53, Cl B1, IO
3.500%, 05/25/2027	729	51
FNMA REMIC, Ser 2012-70, CI IW, IO
3.000%, 02/25/2027	1,575	78
FNMA REMIC, Ser 2012-93, CI IL, IO
3.000%, 09/25/2027	672	44
FNMA REMIC, Ser 2012-97, Cl Jl, IO
3.000%, 07/25/2027	1,791	101
FNMA REMIC, Ser 2012-98, Cl B1, IO
6.000%, 01/25/2042	2,182	339
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	5,373	5,430
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	1,690	1,701
FNMA REMIC, Ser 2013-121, Cl FA
0.572%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2043	22,494	22,554
FNMA REMIC, Ser 2013-130, Cl FQ
0.372%, VAR ICE LIBOR USD 1 Month+0.200%, 06/25/2041	4,134	4,118
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	3,249	3,283
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	5,381	5,439
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	5,337	5,406
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	2,608	2,636
FNMA REMIC, Ser 2014-50, Cl SC, IO
3.018%, 08/25/2044 (A)	2,316	105
FNMA REMIC, Ser 2015-21, Cl WI, IO
3.056%, 04/25/2055 (A)	1,729	102
FNMA REMIC, Ser 2015-42, Cl AI, IO
3.186%, 06/25/2055 (A)	2,015	116
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,853	1,952

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	$816	$88
FNMA REMIC, Ser 2015-68, Cl Jl, IO
3.500%, 08/25/2030	393	32
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	1,691	1,749
FNMA REMIC, Ser 2016-3, Cl Jl, IO
3.500%, 02/25/2031	783	50
FNMA REMIC, Ser 2016-71, CI IN, IO
3.500%, 10/25/2046	837	126
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	5,152	5,358
FNMA REMIC, Ser 2017-34, Cl JK
3.000%, 05/25/2047	1,762	1,825
FNMA REMIC, Ser 2017-35, Cl AH
3.500%, 04/25/2053	5,951	6,137
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	9,744	9,938
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,643	378
FNMA REMIC, Ser 2017-68, CI IB, IO
4.500%, 09/25/2047	4,623	655
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	5,061	5,425
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	3,611	3,718
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	4,207	4,358
FNMA REMIC, Ser 2018-70, Cl HA
3.500%, 10/25/2056	3,499	3,755
FNMA REMIC, Ser 2018-77, Cl PA
3.500%, 02/25/2048	1,506	1,581
FNMA REMIC, Ser 2019-28, Cl JA
3.500%, 06/25/2059	4,679	5,208
FNMA REMIC, Ser 2019-6, Cl GJ
3.000%, 02/25/2049	2,199	2,332
FNMA REMIC, Ser 2020-1, Cl AC
3.500%, 08/25/2058	6,380	6,911
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	7,897	530
FNMA REMIC, Ser 2020-26, CI IA, IO
3.500%, 11/25/2039	7,607	794
FNMA TBA
6.000%, 08/01/2033	2,200	2,452
3.500%, 08/01/2040 to 09/01/2040	19,075	20,119
2.500%, 08/01/2043	8,110	8,521
2.000%, 08/25/2028 to 09/17/2169	43,775	45,484
FNMA, Ser 2009-397, Cl 6
2.000%, 09/25/2039	1,659	1,709
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1,072	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	$4,068	$639
FNMA, Ser 2017-M13, Cl FA
0.572%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	1,179	1,176
FNMA, Ser 2017-M5, Cl FA
1.208%, VAR ICE LIBOR USD 1 Month+0.490%, 04/25/2024	769	770
FNMA, Ser 2018-M12, Cl FA
0.572%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	876	873
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	4,569	4,621
FNMA, Ser 2019-M21, Cl X1, IO
1.568%, 05/25/2029 (A)	14,646	1,454
GNMA
6.500%, 08/15/2037 to 02/20/2039	242	279
6.000%, 01/15/2024 to 06/15/2041	3,911	4,571
5.500%, 10/15/2034 to 02/15/2041	1,659	1,939
5.000%, 09/15/2039 to 04/15/2041	1,041	1,194
4.500%, 09/20/2049	6,452	6,886
4.000%, 07/15/2041 to 08/15/2041	77	85
GNMA TBA
6.000%, 08/01/2033	1,600	1,776
4.500%, 08/01/2023 to 08/15/2039	6,950	7,422
GNMA, Ser 2010-116, Cl GW
3.000%, 12/20/2039	3,095	3,189
GNMA, Ser 2010-26, Cl Jl, IO
5.000%, 02/16/2040	2,638	480
GNMA, Ser 2010-57, Cl Tl, IO
5.000%, 05/20/2040	1,072	213
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	1,978	2,097
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	475	488
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	3,471	481
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	1,057	1,109
GNMA, Ser 2012-51, Cl Gl, IO
3.500%, 07/20/2040	753	49
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	1,280	1,292
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	2,785	2,839
GNMA, Ser 2013-129, Cl AF
0.587%, VAR ICE LIBOR USD 1 Month+0.400%, 10/20/2039	5,930	5,925
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	1,123	1,189
GNMA, Ser 2013-26, CI IK, IO
3.000%, 02/16/2043	578	74

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-47, CI IA, IO
4.000%, 03/20/2043	$623	$99
GNMA, Ser 2013-51, CI IB, IO
3.500%, 03/20/2027	824	65
GNMA, Ser 2014-4, Cl Bl, IO
4.000%, 01/20/2044	272	46
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,088	155
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	534	558
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	2,540	2,656
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	5,916	6,084
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	222	16
GNMA, Ser 2015-126, Cl Gl, IO
3.500%, 02/16/2027	348	24
GNMA, Ser 2015-132, Cl El, IO
6.000%, 09/20/2045	2,084	427
GNMA, Ser 2015-165, Cl l, IO
3.500%, 07/20/2043	1,917	210
GNMA, Ser 2015-17, Cl Bl, IO
3.500%, 05/20/2043	254	37
GNMA, Ser 2015-185, Cl Gl, IO
3.500%, 02/20/2041	1,270	72
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	4,609	4,721
GNMA, Ser 2015-53, CI IA, IO
4.500%, 04/20/2045	1,151	194
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	349	356
GNMA, Ser 2016-126, Cl Kl, IO
3.000%, 09/20/2028	812	59
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	2,327	403
GNMA, Ser 2016-23, Cl Cl, IO
3.500%, 04/20/2042	2,294	144
GNMA, Ser 2016-42, Cl El, IO
6.000%, 02/20/2046	1,763	374
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	2,596	460
GNMA, Ser 2016-99, Cl Ll, IO
4.000%, 05/20/2029	3,680	253
GNMA, Ser 2017-107, Cl Jl, IO
4.000%, 03/20/2047	2,224	280
GNMA, Ser 2017-134, Cl Bl, IO
5.000%, 09/16/2047	439	76
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	602	111
GNMA, Ser 2017-26, Cl Kl, IO
6.000%, 09/20/2040	2,205	409

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-26, CI IB, IO
5.500%, 02/20/2047	$1,142	$177
GNMA, Ser 2017-26, CI IA, IO
5.500%, 02/16/2047	1,866	335
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	5,568	5,896
GNMA, Ser 2018-38, Cl AB
3.500%, 01/20/2048	5,097	5,568
GNMA, Ser 2018-72, Cl lD, IO
4.500%, 08/20/2045	6,205	1,011
GNMA, Ser 2019-43, CI IA, IO
4.500%, 05/20/2048	3,979	501
GNMA, Ser 2019-5, Cl Jl, IO
5.000%, 07/16/2044	2,458	347
GNMA, Ser 2020-17, Cl El, IO
5.000%, 02/20/2050	4,414	817

Total Mortgage-Backed Securities (Cost $581,297) ($ Thousands)		589,238

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Inflation Indexed Bonds
0.125%, 01/15/2030	4,001	4,435
U.S. Treasury Notes
2.750%, 09/15/2021	23,450	24,136
2.375%, 03/15/2022	39,088	40,500
2.250%, 04/15/2022 (B)	39,259	40,675
2.000%, 10/31/2021	9,600	9,822
1.500%, 09/30/2021	39,996	40,632
1.125%, 09/30/2021	47,375	47,919

Total U.S. Treasury Obligations (Cost $205,435) ($ Thousands)		208,119

REPURCHASE AGREEMENTS — 8.8%
BNP Paribas 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $60,100,451 (collateralized by various GNMA, FNMA, FMAC, U.S. Treasury Obligations, ranging in par value $100 - $26,494,970, 0.000% - 7.000%, 03/25/2021 - 07/01/2050; with total market value $61,302,014) (C)	60,100	60,100

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $11,200,084 (collateralized by various GNMA, FNMA, FMAC obligations, ranging in par value $1,384,861 - $19,000,000, 3.000% - 3.500%, 06/01/2045 - 09/20/2047; with total market value $11,424,000) (C)	$11,200	$11,200

Total Repurchase Agreements (Cost $71,300) ($ Thousands)		71,300

Total Investments in Securities — 107.7% (Cost $858,032) ($ Thousands)		$868,657

A list of the open futures contracts held by the Fund at July 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Note	204	Sep-2020	$28,424	$28,576	$152

U.S. 2-Year Treasury Note	1,073	Oct-2020	236,824	237,116	292

U.S. 5-Year Treasury Note	242	Oct-2020	30,428	30,523	95

U.S. Long Treasury Bond	(57)	Sep-2020	(10,102)	(10,390)	(288)

Ultra 10-Year U.S. Treasury Note	(47)	Sep-2020	(7,381)	(7,485)	(104)

			$278,193	$278,340	$147

For the period ended July 31, 2020 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $806,624 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

IO – Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rate

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

USD – U.S. Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	589,238	–	589,238
U.S. Treasury Obligations	–	208,119	–	208,119
Repurchase Agreements	–	71,300	–	71,300

Total Investments in Securities	–	868,657	–	868,657

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	539	–	–	539
Unrealized Depreciation	(392)	–	–	(392)

Total Other Financial Instruments	147	–	–	147

* Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 95.5%

Agency Mortgage-Backed Obligations — 95.5%
FHLMC
5.000%, 09/01/2029	$179	$196
3.650%, 04/01/2030	313	371
2.500%, 06/01/2050	7	7
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.889%, 06/25/2027 (A)	1,655	75
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.752%, 10/25/2026 (A)	2,162	74
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	53	3
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	84	5
FHLMC REMIC, Ser 2012-4032, Cl Cl, IO
3.500%, 06/15/2026	114	4
FHLMC REMIC, Ser 2012-4060, Cl Tl, IO
2.500%, 12/15/2026	129	5
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	424	25
FHLMC REMIC, Ser 2013-4176, Cl Kl, IO
4.000%, 03/15/2028	126	8
FHLMC REMIC, Ser 2013-4178, Cl Ml, IO
2.500%, 03/15/2028	71	4
FHLMC REMIC, Ser 2013-4182, CI IE, IO
2.500%, 03/15/2028	65	4
FHLMC REMIC, Ser 2013-4199, Cl Ql, IO
2.500%, 05/15/2028	90	6
FHLMC REMIC, Ser 2015-4446, Cl BI, IO
6.500%, 04/15/2039	329	76
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	117	12
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	197	38
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	348	74
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	190
FHLMC REMIC, Ser 2018-4820, Cl Jl, IO
5.000%, 02/15/2048	121	21
FHLMC REMIC, Ser 2020-4978, Cl Ml, IO
4.000%, 05/25/2040	468	53
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	516	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA
8.000%, 07/01/2025 to 09/01/2028	$19	$19
7.000%, 08/01/2029 to 09/01/2032	41	44
6.500%, 09/01/2032	27	31
3.260%, 06/01/2027	179	202
3.230%, 02/01/2027	142	160
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	2	2
FNMA REMIC, Ser 2010-126, Cl Nl, IO
5.500%, 11/25/2040	301	52
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	89	6
FNMA REMIC, Ser 2012-93, CI IL, IO
3.000%, 09/25/2027	88	6
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	213	33
FNMA REMIC, Ser 2014-68, CI ID, IO
3.500%, 03/25/2034	850	62
FNMA REMIC, Ser 2015-21, Cl WI, IO
3.056%, 04/25/2055 (A)	216	13
FNMA REMIC, Ser 2016-3, Cl Jl, IO
3.500%, 02/25/2031	100	6
FNMA REMIC, Ser 2016-71, CI IN, IO
3.500%, 10/25/2046	105	16
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	89
FNMA REMIC, Ser 2017-68, Cl lB, IO
4.500%, 09/25/2047	368	52
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	515	552
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	57
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	151	159
FNMA REMIC, Ser 2020-26, CI IA, IO
3.500%, 11/25/2039	664	69
FNMA TBA
2.000%, 08/25/2028 to 09/17/2169	2,300	2,392
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	142	9
FNMA, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	668	74
FNMA, Ser 2019-M21, Cl X1, IO
1.568%, 05/25/2029 (A)	1,354	134
FNMA, Ser 2020-M2, Cl X, IO
0.346%, 01/25/2030 (A)	923	21
GNMA
9.000%, 12/15/2020 to 05/15/2022	4	5
8.000%, 01/15/2022 to 03/15/2032	105	116
7.750%, 10/15/2026	16	17
7.500%, 02/15/2027 to 10/15/2035	79	89
7.250%, 01/15/2028	13	13

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
7.000%, 11/15/2031 to 11/15/2033	$867	$1,009
6.750%, 11/15/2027	6	7
6.500%, 10/15/2023 to 10/15/2038	292	346
6.000%, 12/15/2027 to 12/15/2040	701	803
5.500%, 08/01/2023 to 02/15/2041	441	539
5.000%, 06/15/2033 to 01/20/2045	1,506	1,757
4.500%, 08/15/2033 to 01/20/2046	2,330	2,569
4.000%, 03/20/2040 to 07/20/2048	3,630	4,058
4.000%, 01/15/2041 (B)	592	644
3.875%, 05/15/2042	821	884
3.500%, 03/20/2041 to 04/20/2050	18,924	20,090
3.000%, 10/15/2042 to 07/20/2050	17,527	18,632
2.500%, 07/20/2045 to 12/20/2046	1,450	1,545
GNMA TBA
4.500%, 08/01/2023 to 08/15/2039	3,750	4,005
4.000%, 08/15/2041	811	853
4.000%, 07/01/2039 to 09/01/2039	2,290	2,430
3.500%, 09/15/2041	1,500	1,578
3.000%, 08/15/2042	3,229	3,415
2.500%, 08/01/2043	5,180	5,473
2.000%, 09/21/2169	2,255	2,353
GNMA, Ser 2010-26, Cl Jl, IO
5.000%, 02/16/2040	330	60
GNMA, Ser 2010-57, Cl Tl, IO
5.000%, 05/20/2040	284	56
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	283	311
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	204	225
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	424	59
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	541	557
GNMA, Ser 2012-42, Cl QZ
3.000%, 03/20/2042	370	408
GNMA, Ser 2012-51, Cl Gl, IO
3.500%, 07/20/2040	98	6
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	172	12
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	499	546
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	213	222
GNMA, Ser 2013-26, CI IK, IO
3.000%, 02/16/2043	72	9
GNMA, Ser 2013-47, CI IA, IO
4.000%, 03/20/2043	89	14
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	339	381
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	132	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	$21	$24
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	621	49
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	280
GNMA, Ser 2014-144, Cl Bl, IO
3.000%, 09/16/2029	199	14
GNMA, Ser 2014-21, Cl Dl, IO
4.000%, 04/16/2026	790	57
GNMA, Ser 2015-165, Cl l, IO
3.500%, 07/20/2043	467	51
GNMA, Ser 2015-168, Cl Ml, IO
5.500%, 10/20/2037	626	112
GNMA, Ser 2015-17, Cl Bl, IO
3.500%, 05/20/2043	545	80
GNMA, Ser 2015-18, CI IC, IO
3.500%, 02/16/2030	507	41
GNMA, Ser 2015-185, Cl Gl, IO
3.500%, 02/20/2041	160	9
GNMA, Ser 2015-24, Cl Cl, IO
3.500%, 02/20/2045	268	40
GNMA, Ser 2015-53, CI IA, IO
4.500%, 04/20/2045	165	28
GNMA, Ser 2015-62, Cl Cl, IO
4.500%, 05/20/2045	340	58
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	138	141
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	416	69
GNMA, Ser 2016-126, Cl Kl, IO
3.000%, 09/20/2028	120	9
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	682	757
GNMA, Ser 2016-161, Cl Gl, IO
5.000%, 11/16/2046	250	42
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	428	74
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	480	497
GNMA, Ser 2016-23, Cl Cl, IO
3.500%, 04/20/2042	281	18
GNMA, Ser 2016-42, Cl El, IO
6.000%, 02/20/2046	219	47
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	220	246
GNMA, Ser 2016-99, Cl Ll, IO
4.000%, 05/20/2029	512	35
GNMA, Ser 2017-107, Cl Jl, IO
4.000%, 03/20/2047	300	38
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	375	60

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2020

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	$80	$84
GNMA, Ser 2017-134, Cl Bl, IO
5.000%, 09/16/2047	197	34
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	135	144
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	491
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	75	14
GNMA, Ser 2017-26, CI IA, IO
5.500%, 02/16/2047	257	46
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	7	7
GNMA, Ser 2018-72, CI ID, IO
4.500%, 08/20/2045	521	85
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	270
GNMA, Ser 2019-43, CI IA, IO
4.500%, 05/20/2048	341	43
GNMA, Ser 2020-17, Cl El, IO
5.000%, 02/20/2050	360	67
GNMA, Ser 2020-74, CI IC, IO
3.000%, 05/20/2035	980	70
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	555	603
Seasoned Credit Risk Transfer Trust, Ser 2018-4
3.500%, 03/25/2058	624	682
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	480	525
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	316	359

Total Mortgage-Backed Securities (Cost $85,924) ($ Thousands)		88,212

REPURCHASE AGREEMENTS — 13.4%
BNP Paribas 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $11,200,083 (collateralized by various GNMA, FNMA, FMAC, U.S. Treasury Obligations, ranging in par value $1,384,861 - $19,000,000, 3.000% - 3.500%, 06/01/2045 - 09/20/2047; with total market value $11,424,000) (C)	11,000	11,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank 0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $1,400,011 (collateralized by U.S. Treasury Obligations, ranging in par value $1,168,300, 3.125%, 11/15/2028; with total market value $1,428,035) (C)	$1,400	$1,400

Total Repurchase Agreements (Cost $12,400) ($ Thousands)		12,400

Total Investments in Securities —108.9% (Cost $98,324) ($ Thousands)		$100,612

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

A list of the open futures contracts held by the Fund at July 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Note	(2)	Sep-2020	$(280)	$(280)	$–

U.S. 2-Year Treasury Note	22	Oct-2020	4,855	4,862	7

U.S. 5-Year Treasury Note	16	Oct-2020	2,009	2,018	9

U.S. long Treasury Bond	(8)	Sep-2020	(1,422)	(1,458)	(36)

Ultra 10-Year U.S. Treasury Note	(6)	Sep-2020	(942)	(956)	(14)

			$4,220	$4,186	$(34)

For the period ended July 31, 2020, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $92,407 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

CI – Class

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only - face amount represents notional amount

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

USD – U.S. Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	88,212	–	88,212
Repurchase Agreements	–	12,400	–	12,400

Total Investments in Securities	–	100,612	–	100,612

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	16	–	–	16
Unrealized Depreciation	(50)	–	–	(50)

Total Other Financial Instruments	(34)	–	–	(34)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	35

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)($ Thousands)

July 31, 2020

	Government Fund
Assets:
Investments, at value†	$ 6,202,410
Repurchase agreements†	3,596,000
Cash	218,928
Interest receivable	942
Receivable for investment securities sold	–
Receivable for fund shares sold	–
Tax reclaim receivable	–
Receivable for variation margin	–
Prepaid expenses	90
Total Assets	10,018,370
Liabilities:
Payable for investment securities purchased	47,977
Administration fees payable	975
Investment advisory fees payable	621
Income distribution payable	50
Chief Compliance Officer fees payable	5
Shareholder servicing fees payable	–
Cash overdraft	–
Payable for fund shares redeemed	–
Payable for variation margin	–
Accrued expense payable	345
Total Liabilities	49,973
Net Assets	$9,968,397
† Cost of investments and repurchase agreements	$9,798,410
Net Assets:
Paid-in Capital – (unlimited authorization – no par value)	$9,968,073
Total Distributable Earnings/(loss)	324
Net Assets	$9,968,397
Net Asset Value, Offering and Redemption Price Per Share – Class F	$1.00
	($9,953,556,037	÷
	9,953,328,903 shares	)
Net Asset Value, Offering and Redemption Price Per Share – Class CAA	$1.00
	($14,840,849	÷
	14,833,888 shares	)
Net Asset Value, Offering and Redemption Price Per Share – ClassY	N/A

Amounts designated as “–” are $0 or have been rounded to $0.

N/A – Not applicable.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Government II Fund		Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$ 2,843,496		$ 428,983		$ 310,261		$ 797,357		$ 88,212
–		–		3,600		71,300		12,400
2,697		1,078		2,323		154		–
383		48		705		2,792		289
–		–		–		62,229		24,950
–		–		587		2,188		195
–		–		14		–		–
–		–		4		83		3
26		6		6		10		1

2,846,602		430,115		317,500		936,113		126,050

249,367		26,237		2,687		128,145		31,061
317		45		47		136		15
102		15		26		61		7
119		17		58		208		14
3		–		–		1		–
–		–		17		85		18
–		–		–		–		2,486
–		–		167		776		21
–		–		1		4		1
114		20		34		73		20
250,022		26,334		3,037		129,489		33,643
$2,596,580		$403,781		$314,463		$806,624		$92,407
$2,843,496		$428,983		$312,391		$858,032		$98,324

$2,596,428		$403,729		$318,670		$802,450		$93,077
152		52		(4,207)		4,174		(670)
$2,596,580		$403,781		$314,463		$806,624		$92,407

$1.00		$1.00		$9.38		$10.59		$10.61
($2,596,580,495	÷	($403,781,330	÷	($252,329,969	÷	($745,806,676	÷	($88,956,029	÷
2,596,528,356 shares	)	403,875,258 shares	)	26,913,132 shares	)	70,421,143 shares	)	8,385,023 shares	)

N/A		N/A		N/A		N/A		N/A

N/A		N/A		$9.38		$10.59		$10.61
				($62,133,186	÷	($60,817,190	÷	($3,450,978	÷
				6,626,711 shares	)	5,743,231 shares	)	325,279 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	37

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the period ended July 31, 2020

	Government Fund	Government II Fund
Investment Income:
Interest income	$28,428	$8,338
Total investment income	28,428	8,338
Expenses:

Administration fees	5,803	1,753
Shareholder servicing fees — Class F Shares	13,088	3,086
Shareholder servicing fees — Class CAA Shares	23	–
Investment advisory fees	3,677	865
Trustees’ fees	71	19
Chief Compliance Officer fees	21	5
Printing fees	274	67
Registration fees	120	25
Custodian/Wire agent fees	116	30
Pricing fees	10	3
Other expenses	268	72
Total expenses	23,471	5,925
Less, waiver of:

Investment advisory fees	–	(309)
Administration fees	(51)	(57)
Shareholder servicing fees - Class CAA	(23)	–
Shareholder servicing fees - Class F	(13,088)	(3,086)
Net expenses	10,309	2,473
Net Investment Income	18,119	5,865
Net Realized Gain (Loss) on/from:
Investments	86	97
Futures contracts	–	–
Net change in unrealized appreciation(depreciation) on/from:
Investments	–	–
Futures contracts	–	–
Net Increase in Net Assets Resulting from Operations	$18,205	$5,962

Amounts designated as“—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$ 1,702	$ 3,151	$ 6,355	$814
1,702	3,151	6,355	814

352	303	789	73
587	310	917	88
–	–	–	–
164	151	353	33
4	3	6	1
2	1	2	–
13	8	22	2
5	4	7	1
6	4	10	1
1	26	62	5
16	8	26	3
1,150	818	2,194	207

(59)	–	–	–
(32)	(50)	–	–
–	–	–	–
(587)	(211)	(345)	–
472	557	1,849	207
1,230	2,594	4,506	607

39	545	7,193	438
–	125	5,397	(77)

–	231	4,459	823
–	(26)	(344)	(32)
$ 1,269	$ 3,469	$ 21,211	$1,759

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	39

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2020 (Unaudited) and the year ended January 31, 2020

	Government Fund
	2/1/20 - 7/31/20	2020
Operations:
Net investment Income	$18,119	$147,262
Net realized gain on investments	86	369
Net increase in net assets resulting from operations	18,205	147,631
Distributions:
Net investment income
Class F	(17,919)	(147,166)
Class CAA	39	390
Total distributions	(17,958)	(147,556)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	38,103,275	49,925,282
Reinvestment of dividends & distributions	10,120	82,884
Cost of shares redeemed	(34,832,008)	(53,405,056)
Net increase (decrease) from Class F Transactions	3,281,387	(3,396,890)
Class CAA:
Proceeds from shares issued	13,018	21,120
Reinvestment of dividends & distributions	39	391
Cost of shares redeemed	(16,281)	(25,060)
Net increase (decrease) from Class CAA Transactions	(3,224)	(3,549)
Net increase (decrease) in net assets from capital shares transactions	3,278,163	(3 ,400,439)
Net increase (decrease) in net assets	3,278,410	(3,400,364)
Net Assets:
Beginning of period	6,689,987	10,090,351
End of period	$9,968,397	$6,689,987

Amounts designated as“–” are $0 or have been rounded to $0.

N/A – Not applicable.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Government II Fund		Treasury II Fund
2/1/20 - 7/31/20	2020	2/1/20 - 7/31/20	2020

$5,865	$39,072	$1,230	$9,861
97	88	39	62
5,962	39,160	1,269	9,923

(5,886)	(39,078)	(1,243)	(9,909)
N/A	N/A	N/A	N/A
(5,886)	(39,078)	(1,243)	(9,909)

3,254,864	5,925,922	863,171	1,433,759
2,271	11,646	699	4,207
(2,652,218)	(5,754,902)	(861,835)	(1,631,175)
604,917	182,666	2,035	(193,209)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
604,917	182,666	2,035	(193,209)
604,993	182,748	2,061	(193,195)

1,991,587	1,808,839	401,720	594,915
$2,596,580	$1,991,587	$403,781	$401,720

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	41

STATEMENTS OF CHANGES IN NET ASSETS($ Thousands)

For the six months ended July 31, 2020 (Unaudited) and the year ended January 31, 2020

	Ultra Short Duration Bond Fund
	2/1/20 - 7/31/20	2020
Operations:
Net investment income	$2,594	$7,580
Net realized gain (loss) on investments, futures contracts, and options contracts	670	142
Net change in unrealized appreciation on investments and futures contracts	205	1,875
Net increase in net assets resulting from operations	3,469	9,597
Distributions:
Net investment income
Class F	(2,190)	(6,399)
Class Y	(509)	(1,298)
Total distributions	(2,699)	(7,697)
Capital share transactions:
Class F:
Proceeds from shares issued	70,744	78,492
Reinvestment of dividends & distributions	1,780	5,200
Cost of shares redeemed	(79,379)	(83,094)
Net increase (decrease) from Class F transactions	(6,855)	598
Class Y:
Proceeds from shares issued	15,454	7,055
Reinvestment of dividends & distributions	485	1,269
Cost of shares redeemed	(7,056)	(5,100)
Net increase (decrease) from Class Y transactions	8,883	3,224
Net Increase (decrease) in net assets from capital share transactions	2,028	3,822
Net increase (decrease) in net assets	2,798	5,722
Net Assets:
Beginning of period	311,665	305,943
End of period	$314,463	$311,665
Capital Share Transactions:
Class F
Shares issued	7,648	8,405
Reinvestment of distributions	191	557
Shares redeemed	(8,539)	(8,897)
Net increase (decrease) in shares outstanding from Class F Share transactions	(700)	65
Class Y
Shares issued	1,667	755
Reinvestment of distributions	52	136
Shares redeemed	(761)	(546)
Net increase in shares outstanding from Class Y Share transactions	958	345
Total increase (decrease) in shares outstanding from share transactions	258	410

Amounts designated as“—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Short-Duration Government Fund		GNMA Fund
2/1/20 - 7/31/20	2020	2/1/20 - 7/31/20	2020

$ 4,506	$12,619	$607	$1,503
12,590	(443)	361	346
4,115	11,803	791	1,443
21,211	23,979	1,759	3,292

(4,995)	(12,614)	(803)	(1,699)
(427)	(1,034)	(37)	(40)
(5,422)	(13,648)	(840)	(1,739)

260,996	175,986	48,549	20,023
3,845	9,519	709	1,506
(204,498)	(166,652)	(20,995)	(28,643)
60,343	18,853	28,263	(7,114)

17,036	12,132	2,700	1,035
361	981	37	38
(12,146)	(9,335)	(734)	(1,025)
5,251	3,778	2,003	48
65,594	22,631	30,266	(7,066)
81,383	32,962	31,185	(5,513)

725,241	692,279	61,222	66,735
$ 806,624	$725,241	$92,407	$61,222

24,803	17,062	4,579	1,932
364	922	67	145
(19,390)	(16,162)	(1,989)	(2,761)
5,777	1,822	2,657	(684)

1,614	1,174	257	101
34	95	3	4
(1,155)	(905)	(69)	(100)
493	364	191	5
6,270	2,186	2,848	(679)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	43

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2020 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Class F
2020@	$1.00	$–	$–	$–	$	_(2)	$	_(2)	$1.00	0.22%	$9,953,556	0.20%	0.45%	0.35%
2020	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.95	6,671,923	0.20	0.46	1.95
2019	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.70	10,068,739	0.20	0.46	1.72
2018	1.00	0.01	–	0.01		(0.01)		(0.01)	1.00	0.74	7,277,766	0.20	0.45	0.74
2017	1.00	–	–	–		_(2)		_(2)	1.00	0.19	7,875,681	0.20	0.56	0.21
2016	1.00	–	–	–		_(2)		_(2)	1.00	0.03	1,909,582	0.12	0.58	0.03
Class CAA
2020@	$1.00	$–	$–	$–	$	_(2)	$	_(2)	$1.00	0.22%	$14,841	0.20%	0.45%	0.44%
2020	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.95	18,064	0.20	0.46	1.95
2019	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.70	21,612	0.20	0.46	1.65
2018	1.00	0.01	–	0.01		(0.01)		(0.01)	1.00	0.74	31,525	0.20	0.45	0.74
2017	1.00	–	–	–		_(2)		_(2)	1.00	0.19	26,885	0.20	0.32	0.18
2016(3)	1.00	–	–	–		_(2)		_(2)	1.00	0.01	36,003	0.18	0.58	0.06
Government II Fund
Class F
2020@	$1.00	$–	$–	$–	$	_(2)	$	_(2)	$1.00	0.27%	$2,596,580	0.20%	0.48%	0.48%
2020	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.97	1,991,587	0.20	0.49	1.95
2019	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.76	1,808,839	0.20	0.49	1.73
2018	1.00	0.01	–	0.01		(0.01)		(0.01)	1.00	0.76	2,177,761	0.20	0.49	0.76
2017	1.00	–	–	–		_(2)		_(2)	1.00	0.19	2,051,398	0.20	0.53	0.19
2016	1.00	–	–	–		_(2)		_(2)	1.00	0.02	1,228,378	0.11	0.53	0.02
Treasury II Fund
Class F
2020@	$1.00	$–	$–	$–	$	_(2)	$	_(2)	$1.00	0.27%	$403,781	0.20%	0.49%	052%
2020	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.95	401,720	0.20	0.49	1.94
2019	1.00	0.02	–	0.02		(0.02)		(0.02)	1.00	1.75	594,915	0.20	0.49	1.73
2018	1.00	0.01	–	0.01		(0.01)		(0.01)	1.00	0.74	553,712	0.20	0.50	0.75
2017	1.00	–	–	–		_(2)		_(2)	1.00	0.15	523,306	0.20	0.58	0.14
2016	1.00	–	–	–		_(2)		_(2)	1.00	0.01	694,987	0.08	0.58	0.02

*	Per share calculations were performed using average shares.

@	For the six month period ended July 31, 2020. All ratios for the period have been annualized.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deductionof taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.

(2)	Amount represents less than $0.005 per share.

(3)	Commenced operations on November 20, 2015. All ratios for the period have been annualized.

Amounts designated as“—” are zero or have been rounded to zero.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2020 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2020@	$9.36	$0.08	$0.02	$0.10	$(0.08)	$–	$(0.08)	$9.38	1.10%	$252,330	0.38%	0.58%	1.70%	32%
2020	9.31	0.23	0.05	0.28	(0.23)	–	(0.23)	9.36	3.06	258,558	0.38	0.59	2.44	70
2019	9.32	0.20	–	0.20	(0.21)	–	(0.21)	9.31	2.13	256,372	0.38	0.59	2.15	71
2018	9.31	0.13	0.02	0.15	(0.14)	–	(0.14)	9.32	1.58	262,023	0.38	0.59	1.38	59
2017	9.29	0.09	0.03	0.12	(0.10)	–	(0.10)	9.31	1.33	264,997	0.38	0.68	0.99	89
2016	9.33	0.07	(0.03)	0.04	(0.08)	–	(0.08)	9.29	0.45	197,737	0.38	0.69	0.71	115
Class Y
2020@	$9.37	$0.08	$0.02	$0.10	$(0.09)	$–	$(0.09)	$9.38	1.03%	$62,133	0.30%	0.33%	1.76%	32%
2020	9.31	0.24	0.06	0.30	(0.24)	–	(0.24)	9.37	3.25	53,107	0.30	0.34	2.52	70
2019	9.33	0.21	(0.02)	0.19	(0.21)	–	(0.21)	9.31	2.11	49,571	0.30	0.34	2.23	71
2018	9.32	0.14	0.01	0.15	(0.14)	–	(0.14)	9.33	1.67	48,136	0.30	0.34	1.46	59
2017	9.29	0.10	0.04	0.14	(0.11)	–	(0.11)	9.32	1.52	45,048	0.30	0.43	1.06	89
2016(l)	9.31	0.02	–	0.02	(0.04)	–	(0.04)	9.29	0.19	37,050	0.30	0.44	0.60	115
Short-Duration Government Fund
Class F
2020@	$10.38	$0.06	$0.22	$0.28	$(0.07)	$–	$(0.07)	$10.59	2.72%	$745,807	0.48%	0.57%	1.13%	164%
2020	10.22	0.18	0.18	0.36	(0.20)	–	(0.20)	10.38	3.54	670,769	0.48	0.58	1.78	230
2019	10.27	0.18	(0.03)	0.15	(0.20)	–	(0.20)	10.22	1.48	642,331	0.48	0.58	1.75	86
2018	10.43	0.15	(0.14)	0.01	(0.17)	–	(0.17)	10.27	0.13	696,751	0.48	0.59	1.42	169
2017	10.49	0.10	(0.04)	0.06	(0.12)	–	(0.12)	10.43	0.54	796,540	0.48	0.67	0.91	539
2016	10.55	0.07	(0.05)	0.02	(0.08)	–	(0.08)	10.49	0.22	799,269	0.48	0.69	0.64	245
Class Y
2020@	$10.38	$0.07	$0.22	$0.29	$(0.08)	$–	$(0.08)	$10.59	2.80%	$60,817	0.32%	0.32%	1.29%	164%
2020	10.22	0.20	0.17	0.37	(0.21)	–	(0.21)	10.38	3.69	54,472	0.33	0.33	1.93	230
2019	10.27	0.19	(0.03)	0.16	(0.21)	–	(0.21)	10.22	1.63	49,948	0.34	0.34	1.56	86
2018	10.43	0.16	(0.13)	0.03	(0.19)	–	(0.19)	10.27	0.27	51,495	0.34	0.34	1.56	169
2017	10.49	0.11	(0.04)	0.07	(0.13)	–	(0.13)	10.43	0.64	48,808	0.38	0.43	1.02	539
2016	10.55	0.08	(0.05)	0.03	(0.09)	–	(0.09)	10.49	0.32	50,825	0.38	0.44	0.74	245
GNMA Fund
Class F
2020@	$10.44	$0.09	$0.20	$0.29	$(0.12)	$–	$(0.12)	$10.61	2.81%	$88,956	0.57%	0.57%	1.65%	192%
2020	10.20	0.24	0.28	0.52	(0.28)	–	(0.28)	10.44	5.15	59,818	0.58	0.58	2.33	225
2019	10.24	0.25	—	0.25	(0.29)	–	(0.29)	10.20	2.54	65,412	0.58	0.58	2.48	134
2018	10.47	0.24	(0.18)	0.06	(0.29)	–	(0.29)	10.24	0.58	75,582	0.60	0.60	2.32	204
2017	10.82	0.16	(0.16)	0.00	(0.21)	(0.14)	(0.35)	10.47	0.04	116,057	0.63	0.67	1.48	718
2016	10.93	0.15	0.02	0.17	(0.19)	(0.09)	(0.28)	10.82	1.65	122,040	0.63	0.69	1.36	718
Class Y
2020@	$10.44	$0.10	$0.21	$0.31	$(0.14)	$–	$(0.14)	$10.61	2.93%	$3,451	0.32%	0.32%	1.88%	192%
2020	10.20	0.27	0.27	0.54	(0.30)	–	(0.30)	10.44	5.35	1,403	0.33	0.33	2.58	225
2019	10.23	0.29	–	0.29	(0.32)	–	(0.32)	10.20	2.88	1,323	0.32	0.32	2.84	134
2018	10.46	0.27	(0.18)	0.09	(0.32)	–	(0.32)	10.23	0.82	76	0.36	0.36	2.56	204
2017	10.81	0.18	(0.15)	0.03	(0.24)	(0.14)	(0.38)	10.46	0.25	47	0.42	0.43	1.69	718
2016(2)	10.76	0.02	0.11	0.13	(0.06)	(0.02)	(0.08)	10.81	1.26	69	0.43	0.45	0.80	718

*	Per share calculations were performed using average shares.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended July 31, 2020. All ratios for the period have been annualized.

(1)	Commenced operations on August 25, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as“–” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2020

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class F shares of the Funds; and Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2020, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2020, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2020, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the period ended July 31, 2020. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2020

Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2020, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2020.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2020.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2020

were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2020, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Money Market Funds’ Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for each Money Market Fund until May 31, 2021, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Money Market Fund’s total operating costs exceed the applicable thresholds and will not affect the Money Market Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Money Market Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Money Market Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Fixed Income Funds’ Adviser, Administrator and/or Distributor are limited to the Fixed Income Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Fixed Income Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Class F	0.07%	0.25%	0.20%(3)
Class CAA	0.07%	0.25%	0.20%(3)
Government II Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.25%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(4)	0.25%	0.38%(1)
Class Y	0.10%(4)	–%	0.30%(1)
Short-Duration Government Fund
Class F	0.09%(5)	0.25%	0.48%(1)
Class Y	0.09%(5)	–%	0.38%(1)
GNMA Fund
Class F	0.09%(5)	0.25%	0.63%(1)
Class Y	0.09%(5)	–%	0.43%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2021, to be changed only by board approval.
(3)

Represents a contractual cap of .25%, effective through May 31, 2021, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20% that may be discontinued at any time.

(4)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(5)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The Funds did not have any such waivers by class for the period ended July 31, 2020.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2020

Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2020, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2020, were as follows for the Fixed Income Funds:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$14,301	$51,576	$65,877
Sales	30,994	58,228	89,222
Short-Duration Government Fund
Purchases	1,306,518	–	1,306,518
Sales	1,331,057	–	1,331,057
GNMA Fund
Purchases	169,966	2,201	172,167
Sales	142,463	92	142,555

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the periods that the differences arise. Permanent differences are primarily attributable to paydowns, and reclass of TIPS. None of these permanent differences necessitate a charge to the paid in capital account.

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund
	2020	$147,556	$147,556
	2019	130,309	130,309
Government II Fund
	2020	39,078	39,078
	2019	31,343	31,343
Treasury II Fund
	2020	9,909	9,909
	2019	9,596	9,596
Ultra Short Duration Bond Fund
	2020	7,697	7,697
	2019	6,803	6,803
Short-Duration Government Fund
	2020	13,648	13,648
	2019	13,839	13,839
GNMA Fund
	2020	1,739	1,739
	2019	1,927	1,927

As of January 31, 2020, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$8,268	$–	$–	$–	$–	$–	$(8,191)	$77
Government II Fund	2,513	–	–	–	–	–	(2,437)	76
Treasury II Fund	530	–	–	–	–	–	(504)	26
Ultra Short Duration Bond Fund	84	–	(6,157)	–	–	1,239	(143)	(4,977)
Short-Duration Government Fund	861	–	(17,188)	–	–	6,140	(1,428)	(11,615)
GNMA Fund	130	–	(3,046)	–	–	1,458	(131)	(1,589)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2020, the Government II Fund, Treasury II Fund, Short-Duration Government Fund and GNMA Fund utilized $29,185, $5,999, $1,301,266 and $207,455, respectively, of capital loss carryforwards to offset capital gains.

At January 31, 2020, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond

Fund	$89	$6,068	$6,157

Short-Duration Government

Fund	2,759	14,429	17,188

GNMA Fund	2,314	732	3,046

Post October losses represent losses realized on investment transactions from November 1, 2019 through December 31, 2019, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2020

During the period ended July 31, 2020, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2020, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at July 31, 2020, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$ 312,391	$ 2,265	$ (795)	$ 1,470
Short-Duration Government Fund	858,032	12,642	(2,017)	10,625
GNMA Fund	98,324	2,598	(310)	2,288

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2020, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short

Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities.

Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short

Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund’s yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund’s expenses, which could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price.

The Fixed Income Funds’ are subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

July 31, 2020

at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds’ performance.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2020, SPTC held of record the following:

Government Fund, Cl CAA	100.00%
Government Fund, Cl F	72.74%
Government II Fund	54.21%
Treasury II Fund	98.47%
Ultra Short Duration Bond Fund, Cl F	93.45%
Ultra Short Duration Bond Fund, Cl Y	85.88%
Short-Duration Government Fund, Cl F	97.45%
Short-Duration Government Fund, Cl Y	30.36%
GNMA Fund, Cl F	87.12%
GNMA Fund, Cl Y	98.78%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. REGULATORY MATTERS

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

LIBOR. That announcement suggests that LIBOR very likely will cease to be published after that time. Various financial industry groups have begun planning for that transition, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a fund’s performance or NAV.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2020.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	57

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2020

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2020 to July 31, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Government Fund
Actual Fund Return
Class F	$1,000.00	$1,002.20	0.20%	$1.00
Class CAA	1,000.00	1,002.20	0.20	1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.87	0.20%	$1.01
Class CAA	1,000.00	1,023.87	0.20	1.01
Government II Fund
Actual Fund Return
Class F	$1,000.00	$1,002.70	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.87	0.20%	$1.01

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Treasury II Fund
Actual Fund Return
Class F	$1,000.00	$1,002.70	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.87	0.20%	$1.01
Ultra Short Duration Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,011.00	0.38%	$1.90
Class Y	1,000.00	1,010.30	0.30	1.50
Hypothetical 5% Return
Class F	$1,000.00	$1,022.97	0.38%	$1.91
Class Y	1,000.00	1,023.37	0.30	1.51

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Short-Duration Government Fund
Actual Fund Return
Class F	$1,000.00	$1,027.20	0.48%	$2.42
Class Y	1,000.00	1,028.00	0.32	1.61
Hypothetical 5% Return
Class F	$1,000.00	$1,022.48	0.48%	$2.41
Class Y	1,000.00	1,023.27	0.32	1.61
GNMA Fund
Actual Fund Return
Class F	$1,000.00	$1,028.10	0.57%	$2.87
Class Y	1,000.00	1,029.30	0.32	1.61
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.57%	$2.87
Class Y	1,000.00	1,023.27	0.32	1.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	59

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 24, 2020, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 23-25, 2020 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the course of the Trust’s fiscal year on March 23-25, 2020. In each case, the Board’s decision was based on its consideration and evaluation of the factors described above, as discussed at the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	61

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of their management and other fees with respect to the Government, Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

62	SEI Daily Income Trust / Semi-Annual Report / July 31, 2020

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2020	63

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SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

New ways.
New answers.®

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-037 (7/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: October 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: October 5, 2020

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: October 5, 2020